UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2011

Item 1.  Report to Stockholders.

Calvert VP SRI Strategic Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS®

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP SRI STRATEGIC PORTFOLIO

Portfolio within Calvert Variable Series, Inc.
Managed by Thornburg Investment Management, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bail-out loan to Portugal in May, concerns about global economic growth prospects related to potential

Comparison of change in value of a hypothetical $10,000 investment.

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.11)

Six month*	5.24%
One year	27.71%
Five year	4.35%
Ten year	1.30%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.92%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

% of Total
ECONOMIC SECTORS	Investments

Communications	0.8%
Consumer Discretionary	8.3%
Energy	14.7%
Financials	22.6%
Health Care	14.8%
Industrials	5.0%
Information Technology	24.0%
Materials	3.0%
Telecommunication Services	5.8%
Time Deposit	1.0%
Total	100%

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

Outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for

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deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11
Actual	$1,000.00	$1,052.40	$4.71

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.21	$4.63

* Expenses are equal to the Fund’s annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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SCHEDULE OF INVESTMENTS
JUNE 30, 2011

EQUITY SECURITIES - 94.3%	shares	value
Biotechnology - 4.7%
Gilead Sciences, Inc.*	112,200	$4,646,202

Capital Markets - 3.4%
Goldman Sachs Group, Inc.	25,500	3,393,795

Commercial Banks - 5.1%
Turkiye Garanti Bankasi AS (ADR)	379,500	1,745,700
US Bancorp	127,500	3,252,525
		4,998,225

Computers & Peripherals - 4.5%
Dell, Inc.*	267,400	4,457,558

Diversified Financial Services - 8.1%
Bank of America Corp.	280,100	3,069,896
JPMorgan Chase & Co.	119,100	4,875,954
		7,945,850

Diversified Telecommunication Services - 3.5%
Level 3 Communications, Inc.*	1,402,400	3,421,856

Electronic Equipment & Instruments - 1.8%
Corning, Inc.	96,075	1,743,761

Energy Equipment & Services - 2.9%
Ensco plc (ADR)	52,978	2,823,727

Health Care Equipment & Supplies - 3.8%
Alere, Inc.*	42,000	1,538,040
Varian Medical Systems, Inc.*	31,215	2,185,674
		3,723,714

Health Care Providers & Services - 0.7%
Community Health Systems, Inc.*	27,640	709,795

Hotels, Restaurants & Leisure - 1.4%
Life Time Fitness, Inc.*	35,400	1,412,814

Household Durables - 1.0%
Pulte Group, Inc.*	125,800	963,628

Industrial Conglomerates - 4.8%
General Electric Co	249,800	4,711,228

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EQUITY SECURITIES - cont’d	shares	value
Insurance - 5.1%
Genworth Financial, Inc.*	221,700	$2,279,076
Hartford Financial Services Group, Inc.	104,000	2,742,480
		5,021,556

Internet Software & Services - 6.7%
Google, Inc.*	9,309	4,713,891
Yahoo!, Inc.*	125,100	1,881,504
		6,595,395

IT Services - 4.0%
Amdocs Ltd.*	65,600	1,993,584
Fiserv, Inc.*	31,285	1,959,380
		3,952,964

Life Sciences - Tools & Services - 3.0%
Thermo Fisher Scientific, Inc.*	46,400	2,987,696

Metals & Mining - 2.9%
United States Steel Corp.	61,500	2,831,460

Oil, Gas & Consumable Fuels - 11.2%
Exxon Mobil Corp	59,770	4,864,083
Gazprom OAO (ADR)	219,200	3,189,360
SandRidge Energy, Inc.*	282,605	3,012,569
		11,066,012

Pharmaceuticals - 2.0%
Roche Holding AG (ADR)	47,600	1,997,296

Semiconductors & Semiconductor Equipment - 2.9%
MEMC Electronic Materials, Inc.*	186,176	1,588,081
ON Semiconductor Corp.*	122,750	1,285,193
		2,873,274

Software - 3.1%
Microsoft Corp.	118,000	3,068,000

Specialty Retail - 5.6%
Best Buy Co., Inc.	62,300	1,956,843
Staples, Inc.	103,800	1,640,040
The Gap, Inc.	106,300	1,924,030
		5,520,913

Wireless Telecommunication Services - 2.1%
KDDI Corp. (ADR)	28,600	2,065,206

Total Equity Securities (Cost $85,940,690)		92,931,925

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	Principal
CORPORATE BONDS - 0.7%	amount	value
Level 3 Communications, Inc., 6.50%, 10/1/16	$346,000	$731,233

Total Corporate Bonds (Cost $346,000)		731,233
TIME DEPOSIT - 1.0%
State Street Time Deposit, 0.098%, 7/1/11	941,400	941,400

Total Time Deposit (Cost $941,400)		941,400

TOTAL INVESTMENTS (Cost $87,228,090) - 96.0%		94,604,558
Other assets and liabilities, net - 4.0%		3,906,864
net assets - 100%		$98,511,422

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011

ASSETS
Investments in securities, at value (Cost $87,228,090) see accompanying schedules	$94,604,558
Receivable for securities sold	5,088,097
Interest and dividends receivable	87,933
Other assets	1,486
Total assets	99,782,074

LIABILITIES
Payable for securities purchased	238,484
Payable for shares redeemed	910,020
Payable to Calvert Investment Management, Inc.	78,302
Payable to Calvert Investment Administrative Services, Inc.	4,441
Payable to Calvert Investment Services, Inc.	1,202
Accrued expenses and other liabilities	38,203
Total liabilities	1,270,652

NET ASSETS	$98,511,422

net assets consIst of:
Paid-in capital applicable to 5,165,358 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized	$100,951,645
Undistributed net investment income	221,616
Accumulated net realized gain (loss) on investments	(10,038,307)
Net unrealized appreciation (depreciation) on investments	7,376,468

NET ASSETS	$98,511,422

NET ASSET VALUE PER SHARE	$19.07

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $21,078)	$ 667,296
Interest income	13,436
Total investment income	680,732

Expenses:
Investment advisory fee	496,232
Transfer agent fees and expenses	9,926
Accounting fees	11,188
Directors’ fees and expenses	10,196
Administrative fees	33,082
Custodian fees	10,764
Reports to shareholders	25,835
Professional fees	13,872
Miscellaneous	3,295
Total expenses	614,390
Reimbursement from Advisor	(1,945)
Fees paid indirectly	(233)
Net expenses	612,212

net Investment Income	68,520

realIzed and unrealIzed gaIn (loss) on Investments
Net realized gain (loss)	11,177,673
Change in unrealized appreciation (depreciation)	(4,475,217)

Net realized and unrealized gain
(loss) on investments	6,702,456

Increase (decrease) in net assets
resulting from operations	$ 6,770,976

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30,	DECEMBER 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income	$ 68,520	$ 503,553
Net realized gain (loss)	11,177,673	8,270,399
Change in unrealized appreciation or (depreciation)	(4,475,217)	3,703,659

Increase (decrease) In net assets
resultIng from oPeratIons	6,770,976	12,477,611

Distributions to shareholders from:
Net investment income	—	(509,592)
Total distributions	—	(509,592)

Capital share transactions:
Shares sold	4,029,653	12,070,283
Reinvestment of distributions	—	509,621
Shares redeemed	(45,370,776)	(18,058,401)
Total capital share transactions	(41,341,123)	(5,478,497)

total Increase (decrease) In net assets	(34,570,147)	6,489,522

NET ASSETS
Beginning of period	133,081,569	126,592,047
End of period (including undistributed net investment
income of $221,616 and $153,096, respectively)	$ 98,511,422	$ 133,081,569

CAPITAL SHARE ACTIVITY
Shares sold	207,074	726,697
Reinvestment of distributions	—	28,125
Shares redeemed	(2,384,775)	(1,109,603)
Total capital share activity	(2,177,701)	(354,781)

See notes to finanical statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP SRI Strategic Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Port-

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folio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securities	Level 1	Level 2	Level 3	Total
Equity securities*	$92,931,925	—	—	$92,931,925
Corporate debt	—	$731,233	—	731,233
Other debt obligations	—	941,400	—	941,400
TOTAL	$92,931,925	$1,672,633	—	$94,604,558

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally ac-

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cepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .75% of the Portfolio’s average daily net assets.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .97% (.95% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

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Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .05% of the Portfolio’s average daily net assets.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $9,135 for the six months ended June 30, 2011. Boston Financial Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $49,379,474 and $91,230,503, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
31-Dec-16	$ (15,142,774)
31-Dec-17	(4,955,593)

Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$ 10,962,771
Unrealized (depreciation)	(4,069,445)
Net unrealized appreciation/(depreciation)	$ 6,893,326

Federal income tax cost of investments	$ 87,711,232

www.calvert.com CALVERT VP SRI STRATEGIC PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$378,956	1.38%	$3,789,462	June 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$18.12		$16.45	$11.60
Income from investment operations:
Net investment income	.02		.07	.20
Net realized and unrealized gain (loss)	.93		1.67	4.84
Total from investment operations	.95		1.74	5.04
Distributions from:
Net investment income	—		(.07)	(.19)
Total distributions	—		(.07)	(.19)
Total increase (decrease) in net asset value	0.95		1.67	4.85
Net asset value, ending	$19.07		$18.12	$16.45

Total return*	5.24%		10.58%	43.44%
Ratios to average net assets: A
Net investment income	.10	% (a)	.41%	1.50%
Total expenses	.93	% (a)	.92%	.93%
Expenses before offsets	.93	% (a)	.92%	.93%
Net expenses	.93	% (a)	.92%	.93%
Portfolio turnover	39%		85%	76%
Net assets, ending (in thousands)	$98,511		$133,082	$126,592

	YEARS ENDED
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$20.55		$21.01	$17.80
Income from investment operations:
Net investment income	.14		.16	.14
Net realized and unrealized gain (loss)	(8.45)		1.31	3.72
Total from investment operations	(8.31)		1.47	3.86
Distributions from:
Net investment income	(.15)		(.15)	(.14)
Net realized gain	(.49)		(1.78)	(.51)
Total distributions	(.64)		(1.93)	(.65)
Total increase (decrease) in net asset value	(8.95)		(.46)	3.21
Net asset value, ending	$11.60		$20.55	$21.01

Total return*	(40.41%)		6.96%	21.66%
Ratios to average net assets: A
Net investment income	.94%		.85%	.72%
Total expenses	.94%		.93%	.94%
Expenses before offsets	.94%		.93%	.94%
Net expenses	.92%		.91%	.91%
Portfolio turnover	77%		80%	76%
Net assets, ending (in thousands)	$81,260		$114,910	$81,647

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
*	Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

www.calvert.com CALVERT VP SRI STRATEGIC PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 22

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP SRI STRATEGIC PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 23

Calvert VP Small Cap Growth Portfolio

Semi-Annual Report
June 30, 2011

Calvert
INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP SMALL CAP GROWTH PORTFOLIO

Portfolio within Calvert Variable Series, Inc.
Managed by Eagle Asset Management, Inc., Subadvisor

Investment Performance

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bailout loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.11)

Six Month*	12.94%
One Year	54.67%
Five year	10.35%
Ten year	4.41%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.17%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% of Total
ECONOMIC SECTORS	Investments

Consumer Discretionary	21.1%
Consumer Staples	2.1%
Energy	7.2%
Financials	4.0%
Health Care	15.6%
Industrials	14.7%
Information Technology	26.2%
Materials	7.3%
Time Deposit	1.8%
Total	100%

default in Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Investment Management, Inc.

July 2011

www.calvert.com CALVERT VP SMALL CAP GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,129.40	$5.32

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.80	$5.04

* Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 97.9%	shares	value
Aerospace & Defense - 1.4%
Triumph Group, Inc	4,086	$406,884

Air Freight & Logistics - 1.3%
Atlas Air Worldwide Holdings, Inc.*	6,836	406,810

Airlines - 1.1%
JetBlue Airways Corp.*	52,335	319,244

Auto Components - 1.7%
American Axle & Manufacturing Holdings, Inc.*	12,527	142,557
Gentex Corp.	12,464	376,787
		519,344

Biotechnology - 3.3%
BioMarin Pharmaceutical, Inc.*	9,867	268,481
Cepheid, Inc.*	7,816	270,746
Regeneron Pharmaceuticals, Inc.*	3,820	216,632
Seattle Genetics, Inc.*	11,588	237,786
		993,645

Capital Markets - 1.0%
Duff & Phelps Corp.	11,639	149,328
optionsXpress Holdings, Inc.	8,255	137,694
		287,022

Chemicals - 3.2%
Huntsman Corp	26,866	506,424
Intrepid Potash, Inc.*	8,471	275,308
Quaker Chemical Corp	4,529	194,792
		976,524

Commercial Banks - 0.4%
UMB Financial Corp.	2,915	122,080

Commercial Services & Supplies - 3.0%
GEO Group, Inc.*	18,720	431,121
Waste Connections, Inc.	14,842	470,937
		902,058

Communications Equipment - 2.6%
EMS Technologies, Inc.*	13,145	433,390
Riverbed Technology, Inc.*	8,820	349,184
		782,574

Construction & Engineering - 0.9%
Northwest Pipe Co.*	10,238	266,802

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EQUITY SECURITIES - cont’d	shares	value
Construction Materials - 1.2%
Texas Industries, Inc.	8,861	$368,883

Consumer Finance - 2.4%
Cash America International, Inc.	12,498	723,259

Diversified Consumer Services - 1.1%
Sotheby’s	7,840	341,040

Electrical Equipment - 3.1%
GrafTech International Ltd.*	27,910	565,736
Regal-Beloit Corp.	5,439	363,162
		928,898

Electronic Equipment & Instruments - 3.5%
Coherent, Inc.*	8,246	455,756
DTS, Inc.*	11,847	480,396
Universal Display Corp.*	3,739	131,202
		1,067,354

Energy Equipment & Services - 5.2%
Lufkin Industries, Inc	12,846	1,105,398
OYO Geospace Corp.*	4,671	467,100
		1,572,498

Food & Staples Retailing - 1.1%
Fresh Market, Inc.*	8,408	325,221

Health Care Equipment & Supplies - 4.2%
ArthroCare Corp.*	11,578	387,516
Delcath Systems, Inc.*	12,243	63,174
Sirona Dental Systems, Inc.*	7,952	422,251
Thoratec Corp.*	12,533	411,333
		1,284,274

Health Care Providers & Services - 2.6%
Catalyst Health Solutions, Inc.*	6,718	374,999
Centene Corp.*	11,223	398,753
		773,752

Health Care Technology - 3.4%
Allscripts Healthcare Solutions, Inc.*	18,939	367,795
MedAssets, Inc.*	12,660	169,137
Medidata Solutions, Inc.*	964	23,011
Quality Systems, Inc.	5,466	477,182
		1,037,125

Hotels, Restaurants & Leisure - 6.7%
Bally Technologies, Inc.*	10,398	422,991
BJ’s Restaurants, Inc.*	9,137	478,413
Buffalo Wild Wings, Inc.*	4,330	287,122
Orient-Express Hotels Ltd.*	18,002	193,522
Pinnacle Entertainment, Inc.*	17,998	268,170
Shuffle Master, Inc.*	39,241	367,100
		2,017,318

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EQUITY SECURITIES - cont’d	shares	value
Household Durables - 1.1%
Universal Electronics, Inc.*	13,302	$336,009

Internet Software & Services - 0.3%
Monster Worldwide, Inc.*	6,860	100,568

IT Services - 1.8%
Sapient Corp.*	35,900	539,577

Life Sciences - Tools & Services - 2.6%
Bruker Corp.*	18,242	371,407
ICON plc (ADR)*	10,671	251,409
PAREXEL International Corp.*	6,934	163,365
		786,181

Machinery - 3.3%
Meritor, Inc.*	19,965	320,239
WABCO Holdings, Inc.*	9,608	663,528
		983,767

Media - 0.5%
Pandora Media, Inc.*	7,110	134,450

Metals & Mining - 2.8%
RTI International Metals, Inc.*	13,468	516,767
Titanium Metals Corp.	18,766	343,793
		860,560

Oil, Gas & Consumable Fuels - 2.0%
Cloud Peak Energy, Inc.*	6,208	132,230
Oasis Petroleum, Inc.*	16,338	484,912
		617,142

Personal Products - 1.0%
Herbalife Ltd.	5,270	303,763

Pharmaceuticals - 1.0%
Salix Pharmaceuticals Ltd.*	7,674	305,655

Professional Services - 1.0%
Acacia Research Corp.*	8,552	313,773

Real Estate Investment Trusts - 0.7%
Redwood Trust, Inc.	14,253	215,505

Road & Rail - 1.0%
Landstar System, Inc.	6,800	316,064

www.calvert.com CALVERT VP SMALL CAP GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 10

EQUITY SECURITIES - cont’d	shares	value
Semiconductors & Semiconductor Equipment - 3.3%
Netlogic Microsystems, Inc.*	9,937	$401,654
Teradyne, Inc.*	18,425	272,690
Veeco Instruments, Inc.*	6,540	316,601
		990,945

Software - 13.3%
ANSYS, Inc.*	8,145	445,287
Compuware Corp.*	34,758	339,238
Fortinet, Inc.*	19,418	529,917
Informatica Corp.*	8,568	500,628
NICE Systems Ltd. (ADR)*	9,933	361,164
Progress Software Corp.*	10,411	251,218
QLIK Technologies, Inc.*	10,054	342,439
Radiant Systems, Inc.*	19,343	404,269
SuccessFactors, Inc.*	9,282	272,891
TIBCO Software, Inc.*	20,262	588,003
		4,035,054

Specialty Retail - 6.7%
Chico’s FAS, Inc.	10,156	154,676
Genesco, Inc.*	21,035	1,095,924
Vitamin Shoppe, Inc.*	16,852	771,148
		2,021,748

Textiles, Apparel & Luxury Goods - 1.1%
Steven Madden Ltd.*	9,045	339,278

Total Equity Securities (Cost $19,940,507)		29,622,648

	Principal
TIME DEPOSIT - 1.8%	amount
State Street Time Deposit, 0.098%, 7/1/11	$547,320	547,320

Total Time Deposit (Cost $547,320)		547,320

TOTAL INVESTMENTS (Cost $20,487,827) - 99.7%		30,169,968
Other assets and liabilities, net - 0.3%		101,359
net assets - 100%		$30,271,327

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 613,917 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized	$23,615,560
Undistributed net investment income (loss)	(104,181)
Accumulated net realized gain (loss) on investments	(2,922,193)
Net unrealized appreciation (depreciation) on investments	9,682,141

NET ASSETS	$30,271,327

NET ASSET VALUE PER SHARE	$49.31

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

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STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2011

NET INVESTMENT INCOME
Investment income:
Dividend income	$39,294
Interest income	47
Total investment income	39,341

Expenses:
Investment advisory fee	121,164
Transfer agency fees and expenses	2,138
Accounting fees	2,399
Directors’ fees and expenses	2,154
Administrative fees	7,127
Custodian fees	6,195
Reports to shareholders	6,982
Professional fees	11,202
Miscellaneous	2,565
Total expenses	161,926
Reimbursement from Advisor	(18,319)
Fees paid indirectly	(85)
Net expenses	143,522

NET INVESTMENT INCOME (LOSS)	(104,181)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	2,662,703
Change in unrealized appreciation (depreciation)	919,455

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS	3,582,158

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,477,977

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
Increase (decrease) In net assets	2011	2010
Operations:
Net investment income (loss)	($104,181)	($157,447)
Net realized gain (loss)	2,662,703	6,071,826
Change in unrealized appreciation/(depreciation)	919,455	2,468,865

Increase (decrease) In net assets
resultIng from oPeratIons	3,477,977	8,383,244

Capital share transactions:
Shares sold	1,835,581	3,051,603
Shares redeemed	(2,758,497)	(19,652,717)
Total capital share transactions	(922,916)	(16,601,114)

Total Increase (decrease) In net assets	2,555,061	(8,217,870)

net assets
Beginning of period	27,716,266	35,934,136
End of period (including net investment loss of $104,181 and $0, respectively)	$30,271,327	$27,716,266

CAPITAL SHARE ACTIVITY
Shares sold	39,011	84,262
Shares redeemed	(59,938)	(581,043)
Total capital share activity	(20,927)	(496,781)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP Small Cap Growth Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In securItIes	level 1	level 2	level 3	total
Equity securities*	$29,622,648	—	—	$29,622,648
Other debt obligations		$547,320		547,320
TOTAL	$29,622,648	$547,320	—	$30,169,968

*For further breakdown of Equity securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

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New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .85% of the Portfolio’s average daily net assets. Under the terms of the agreement, $19,917 was payable at period end. In addition, $204 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is 1.02% (1.00% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .05% of the Portfolio’s average daily net assets. Under the terms of the agreement, $1,172 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $880 for the six months ended June 30, 2011. Under the terms of the agreement, $222 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

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NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $5,059,705 and $6,765,640, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
31-Dec-13	($ 361,070)
31-Dec-16	(3,032,931)
31-Dec-17	(2,085,418)

Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$10,128,006
Unrealized (depreciation)	(528,894)
Net unrealized appreciation/(depreciation)	$9,599,112

Federal income tax cost of investments	$20,570,856

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$12,084	1.45%	$241,927	MARCH 2011

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NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

	Periods ended
	June 30,		December 31,	December 31,
	2011		2010 (z)	2009
Net asset value, beginning	$43.66		$31.75	$23.58
Income from investment operations:
Net investment income (loss)	(.17)		(.18)	.03
Net realized and unrealized gain (loss)	5.82		12.09	8.16
Total from investment operations	5.65		11.91	8.19
Distibutions from:
Net investment income	—		—	(.02)
Total distributions	—		—	(.02)
Total increase (decrease) in net asset value	5.65		11.91	8.17
Net asset value, ending	$49.31		$43.66	$31.75

Total return*	12.94%		37.51%	34.73%
Ratios to average net assets: A
Net investment income (loss)	(.73	%) (a)	(.53%)	.11%
Total expenses	1.14	% (a)	1.17%	1.14%
Expenses before offsets	1.01	% (a)	1.00%	1.00%
Net expenses	1.01	% (a)	1.00%	1.00%
Portfolio turnover	17%		49%	63%
Net assets, ending (in thousands)	$30,271		$27,716	$35,934

			Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$37.43		$33.48	$27.77
Income from investment operations:
Net investment income (loss)	(.12)		(.25)	(.27)
Net realized and unrealized gain (loss)	(13.73)		4.20	5.98
Total from investment operations	(13.85)		3.95	5.71
Total increase (decrease) in net asset value	(13.85)		3.95	5.71
Net asset value, ending	$23.58		$37.43	$33.48

Total return*	(37.00%)		11.80%	20.56%
Ratios to average net assets: A
Net investment income (loss)	(.36%)		(.69%)	(.83%)
Total expenses	1.15%		1.10%	1.17%
Expenses before offsets	1.00%		1.02%	1.05%
Net expenses	1.00%		1.00%	1.00%
Portfolio turnover	66%		60%	67%
Net assets, ending (in thousands)	$25,658		$43,181	$39,192

A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements.
Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*	Not annualized for periods less than one year.
(a)	Annualized.
(z)	Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800-368-2745.

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Calvert VP Money Market Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS®

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP MONEY MARKET PORTFOLIO Portfolio within Calvert Variable Series, Inc. Managed by Calvert Investment Management, Inc.

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.11)
Six months*	0.008%
One year	0.04%
Five year	2.30%
Ten year	2.19%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. The investment return will fluctuate so that current performance may be lower or higher than the performance data quoted. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Visit www. calvert.com/institutional-VP-performance. html for current performance data.
* Total return is not annualized for periods of one year or less.

AS OF
7-DAY SIMPLE/EFFECTIVE YIELD	6.30.11

Money Market Portfolio	0.01% / 0.01%

% Of tOtal
INVESTMENT ALLOCATION	Investments
Variable Rate Demand Notes	90%
U.S. Government Agencies and Instrumentalities	10%
Total	100%

Investment Climate
The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the tsunami in Japan, the European Central Bank becoming the first major western central bank to raise policy rates, and the potentially destabilizing political debate over the U.S. budget and debt ceiling. By the end of June, investor uncertainty had increased and returns on riskier assets trailed off, although returns for the six-month reporting period were generally solid.3

Money-market interest rates declined over the first half of the year.  A decrease in issuance, changing bank regulations, and increased demand from money-market funds combined to drive Treasury bill yields down to near 0%. In fact, the one-month Treasury bill yield declined to end June at 0.01%, while the one-month yield on financial commercial paper edged down to 0.11%.4 Yields for Treasury notes and bonds with longer maturities fell broadly as well, with the benchmark 10-year Treasury bond decreasing 0.12 percentage points over the six-month period to finish at 3.18%.

Unfounded fears of widespread municipal defaults and the expiration of the Build America Bonds program triggered a sell-off in municipal bonds late last year that lasted into early 2011. However, municipal bonds rebounded nicely, with the benchmark Bond Buyer 20 yield at 4.59% on June 30. Taxable corporate bond yields dipped, as the yield for the Moody’s Baa-rated average decreased by 0.08 percentage points to 5.90% by period end.

Outlook
Our outlook for the second half of the year is for essentially more of the same, with markets paying very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries. We expect Treasuries to experience some interest rate volatility within a trading range, and we also expect some volatility in corporate bonds.

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Since the municipal bond market is dominated by individual investors, it’s subject to risk from headlines about taxes and the fiscal health of municipalities. However, we expect it to remain relatively steady and overall municipal bond defaults to remain low.

Since the Federal Reserve will likely stay on hold for the balance of the year, there is little hope for a meaningful increase in money-market yields in the near future. However, we anticipate Congress will pass an increase in the debt ceiling, which would ease the tight supply of Treasury bills and may raise money-market yields a small amount.

Shifts and developments can occur quickly in a recovering economy. We encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income Calvert Investment Management, Inc.

July 2011

1 According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.

2 According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.

3 For example, over the six-month reporting period, municipal bonds returned 4.42% and high-yield bonds returned 4.97% according to indices published by Barclays Plc.

4 Source for all interest rates: Federal Reserve

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account value	Account value	During Period*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,000.06	$1.49

Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.30	$1.51

* Expenses are equal to the Fund’s annualized expense ratio of .30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

	PRINCIPAL
VARIABLE RATE DEMAND NOTES - 89.8%	AMOUNT	VALUE
2880 Stevens Creek LLC, 0.20%, 11/1/33, LOC: Bank of the West (r)	$970,000	$970,000
Birmingham Alabama Industrial Development Board Revenue, 0.32%, 5/1/29,
LOC: Renasant Bank, C/LOC: FHLB (r)	1,785,000	1,785,000
Calhoun County Alabama Economic Development Council Revenue, 0.31%, 4/1/21,
LOC: Bank of America (r)	800,000	800,000
CIDC-Hudson House LLC New York Revenue, 0.68%, 12/1/34, LOC: Hudson River Bank & Trust,
C/LOC: FHLB (r)	480,000	480,000
Colorado State HFA Revenue:
Hamptons Apts. Project, 0.09%, 10/15/16, CEI: Fannie Mae (r)	800,000	800,000
Silver Apts. Project, 0.09%, 10/15/16, CEI: Fannie Mae (r)	300,000	300,000
Congress/Commons LLC, 0.28%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	2,000,000	2,000,000
Crawfordsville Indiana MFH Revenue, 0.34%, 1/1/33, CEI: FHLB (r)	935,000	935,000
District of Columbia Revenue, 0.16%, 4/1/38, LOC: PNC Bank (r)	265,000	265,000
Erie County New York IDA Revenue, 0.28%, 4/1/32, LOC: HSBC USA (r)	1,560,000	1,560,000
Four Fishers LLC, 0.39%, 4/1/24, LOC: Bank of America (r)	955,000	955,000
Gillette Wyoming Pollution Control Revenue, 0.06%, 1/1/18, LOC: Barclays Bank (r)	3,100,000	3,100,000
Goshen Indiana Economic Development Revenue, 0.10%, 10/1/42, LOC: JPMorgan Chase Bank (r)	940,000	940,000
Hayward California MFH Revenue, 0.15%, 5/1/38, CEI: Freddie Mac (r)	1,900,000	1,900,000
HBPWH Building Co., 0.24%, 11/1/22, LOC: Wells Fargo Bank (r)	905,000	905,000
Hopkinsville Kentucky Industrial Building LO Revenue, 0.23%, 8/1/24, LOC: Comerica Bank (r)	945,000	945,000
Illinois State Development Finance Authority Revenue, 0.11%, 6/1/19, LOC: Northern Trust Co. (r)	1,200,000	1,200,000
Illinois State Toll Highway Authority Revenue:
0.03%, 7/1/30, LOC: Northern Trust Co. (r)	2,000,000	2,000,000
0.11%, 7/1/30, LOC: Bank of Tokyo-Mitsubishi UFJ (r)	2,000,000	2,000,000
Indiana Finance Authority Hospital Revenue, 0.10%, 3/1/33, LOC: JPMorgan Chase Bank (r)	1,000,000	1,000,000
Kansas City Missouri IDA & MFH Revenue, 0.08%, 9/15/32, CEI: Fannie Mae (r)	1,050,000	1,050,000
Legacy Park LLC, 0.22%, 1/1/58, LOC: Fifth Third Bank (r)	1,500,000	1,500,000
Louisiana State Housing Finance Agency Revenue, 0.09%, 3/15/37, CEI: Fannie Mae (r)	2,035,000	2,035,000
Marietta Georgia Housing Authority MFH Revenue, 0.27%, 7/1/24, CEI: Freddie Mac (r)	1,700,000	1,700,000
Massachusetts State Development Finance Agency Revenue, 0.12%, 9/1/16, LOC: TD Bank (r)	820,000	820,000
Michigan State Hospital Finance Authority Revenue, 0.24%, 3/1/30, LOC: Comerica Bank (r)	400,000	400,000
Michigan Strategic Fund Revenue, 0.27%, 9/1/22, LOC: Bank of America (r)	800,000	800,000
Mississippi Business Finance Corp. Revenue, 0.28%, 12/1/39, LOC: Midland State Bank,
C/LOC: FHLB (r)	2,200,000	2,200,000
Mississippi State Business Finance Corp. Revenue, 0.10%, 3/1/17, LOC: PNC Bank (r)	1,760,000	1,760,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue, 0.17%, 8/15/31,
CEI: Fannie Mae (r)	1,450,000	1,450,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.11%,
6/1/34, LOC: U.S. Bank (r)	3,146,000	3,146,000
Nevada State Housing Division Revenue, 0.08%, 4/15/39, CEI: Fannie Mae (r)	4,900,000	4,900,000
New Britain Connecticut GO Revenue, 0.26%, 2/1/26, LOC: JPMorgan Chase Bank (r)	515,000	515,000
New York City Housing Development Corp. MFH Revenue:
0.15%, 12/1/35, CEI: Freddie Mac (r)	185,000	185,000
0.14%, 11/15/37, CEI: Fannie Mae (r)	1,100,000	1,100,000
New York State Dormitory Authority Revenue, 0.05%, 7/1/38, LOC: TD Bank (r)	1,000,000	1,000,000
New York State Housing Finance Agency Revenue:
0.09%, 5/15/33, CEI: Fannie Mae (r)	1,275,000	1,275,000
0.07%, 5/15/37, CEI: Fannie Mae (r)	1,700,000	1,700,000
0.16%, 5/1/42, LOC: Wells Fargo Bank (r)	620,000	620,000
New York State MMC Corp. Revenue, 0.68%, 11/1/35, LOC: JPMorgan Chase Bank (r)	1,900,000	1,900,000
Osprey Property Co., LLC, 0.19%, 6/1/27, LOC: Wells Fargo Bank (r)	400,000	400,000

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	PRINCIPAL
VARIABLE RATE DEMAND NOTES - Cont’d	AMOUNT	VALUE
Palm Beach County Florida Revenue, 0.12%, 1/1/34, LOC: TD Bank (r)	$970,000	$970,000
Peoploungers, Inc., 0.40%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	100,000	100,000
Rathbone LLC, 0.23%, 1/1/38, LOC: Comerica Bank (r)	1,985,000	1,985,000
Rex Lumber LLC, 0.20%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,020,000	1,020,000
Rhode Island State Health & Educational Building Corp. Revenue, 0.16%, 12/1/31,
LOC: RBS Citizens (r)	640,000	640,000
Rhode Island State Student Loan Authority Revenue, 0.15%, 6/1/48, LOC: State Street Bank (r)	2,500,000	2,500,000
Shawnee Kansas Private Activity Revenue, 0.60%, 12/1/12, LOC: JPMorgan Chase Bank (r)	350,000	350,000
South Dakota State Housing Development Authority Revenue, 0.10%, 1/1/44, CEI: Freddie Mac (r)	520,000	520,000
Tucson Arizona IDA Revenue, 0.09%, 1/15/32, CEI: Fannie Mae (r)	1,095,000	1,095,000
Vermont State Educational & Health Buildings Financing Agency Revenue, 0.13%,
6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	910,000	910,000
Warrior Roofing Manufacturing of Georgia LLC, 0.51%, 12/15/34, LOC: Bank of
Tuscaloosa, C/LOC: FHLB (r)	1,930,000	1,930,000
Westchester County New York IDA Revenue, 0.31%, 1/1/34, LOC: Sovereign Bank,
C/LOC: Banco Santander (r)	3,085,000	3,085,000
Wilkes-Barre Pennsylvania GO, 0.18%, 11/1/25, LOC: PNC Bank (r)	2,645,000	2,645,000

Total Variable Rate Demand Notes (Cost $73,046,000)		73,046,000

U.S. TREASURY - 9.9%
United States Treasury Bills:
9/1/11	3,000,000	2,999,729
9/22/11	1,000,000	999,896
United States Treasury Notes:
1.00%, 9/30/11	3,000,000	3,006,509
1.00%, 10/31/11	1,000,000	1,003,063

Total U.S. Treasury (Cost $8,009,197)		8,009,197

TIME DEPOSIT - 0.2%
State Street Time Deposit, 0.098%, 7/1/11	183,634	183,634

Total Time Deposit (Cost $183,634)		183,634

TOTAL INVESTMENTS (Cost $81,238,831) - 99.9%		81,238,831
Other assets and liabilities, net - 0.1%		74,886
NET ASSETS - 100%		$81,313,717

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 81,356,674 shares of common
stock outstanding; $0.01 par value, 2,000,000,000 shares authorized	$81,313,043
Undistributed net investment income	674

NET ASSETS	$81,313,717

NET ASSET VALUE PER SHARE	$1.00

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:

C/LOC: Confirming Letter of Credit
CEI: Credit Enhancement Investment
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
MFH: Multi-Family Housing

See notes to financial statements.

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STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2011

NET INVESTMENT INCOME
Investment Income:
Interest income	$125,160

Expenses:
Investment advisory fee	79,638
Transfer agency fees and expenses	5,973
Accounting fees	6,326
Directors’ fees and expenses	5,493
Administrative fees	19,909
Custodian fees	13,284
Reports to shareholders	16,117
Professional fees	11,983
Miscellaneous	4,982
Total expenses	163,705
Reimbursement from Advisor	(43,805)
Fees paid indirectly	(134)
Net expenses	119,766

NET INVESTMENT INCOME	5,394

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)	—

NET REALIZED GAIN (LOSS)
ON INVESTMENTS	—

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$5,394

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
InCrease (DeCrease) In net assets	2011	2010
Operations:
Net investment income	$5,394	$87,485

InCrease (DeCrease) In net assets
resultIng frOm OperatIOns	5,394	87,485

Distributions to shareholders from:
Net investment income	(4,720)	(87,810)
Net realized gain	—	(2,087)
Total distributions	(4,720)	(89,897)

Capital share transactions:
Shares sold	15,437,212	46,647,305
Reinvestment of distributions	4,830	90,108
Shares redeemed	(19,042,086)	(61,121,328)
Total capital share transactions	(3,600,044)	(14,383,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,599,370)	(14,386,327)

NET ASSETS
Beginning of period	84,913,087	99,299,414
End of period (including undistributed net investment income of $674 and $0, respectively)	$81,313,717	$84,913,087

CAPITAL SHARE ACTIVITY
Shares sold	15,437,212	46,647,305
Reinvestment of distributions	4,830	90,108
Shares redeemed	(19,042,086)	(61,121,328)
Total capital share activity	(3,600,044)	(14,383,915)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A –- SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert VP Money Market Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (“CVS” or the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities held by the Portfolio are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
U.S. government obligations	—	$ 8,009,197	—	$ 8,009,197
Variable rate demand notes	—	73,046,000	—	73,046,000
Other debt obligations	—	183,634	—	183,634
TOTAL	—	$ 81,238,831	—	$ 81,238,831

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Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

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NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Portfolio’s average daily net assets. Under the terms of the agreement, $13,010 was payable at period end. In addition, $5,452 was receivable at period end for reimbursement of operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .38% (.36% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed expenses of $26,257 to maintain a positive yield during the six months ended June 30, 2011.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .05% of the Portfolio’s average daily net assets. Under the terms of the agreement, $3,253 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolios. For its service, CIS received a fee of $4,579 for the six months ended June 30, 2011. Under the terms of the agreement, $843 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY
As of June 30, 2011, the federal tax cost was as follows:

Federal income tax cost of investments
$81,238,831

The Portfolio may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes and are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2011, such purchase and sale transactions were $32,075,000 and $25,700,000, respectively.

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$ 1,239	1.48%	$ 209,198	February 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, at beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	—		.001	.009
Total from investment operations	—		.001	.009
Distributions from:
Net investment income	**		(.001)	(.009)
Net realized gain	—		**	—
Total distributions	**		(.001)	(.009)
Total increase (decrease) in net asset value	—		—	—
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	.01%		.10%	.89%
Ratios to average net assets: A
Net investment income	.01	% (a)	.09%	.92%
Total expenses	.41	% (a)	.38%	.39%
Expenses before offsets	.30	% (a)	.36%	.36%
Net expenses	.30	% (a)	.36%	.36%
Net assets, ending (in thousands)	$81,314		$84,913	$99,299

	Years ended
	December 31		December 31,	December 31,
	2008		2007	2006
Net asset value, at beginning	$1.00		$1.00	$1.00
Income from investment operations:
Net investment income	.030		.049	.047
Total from investment operations	.030		.049	.047
Distributions from:
Net investment income	(.030)		(.049)	(.047)
Total distributions	(.030)		(.049)	(.047)
Total increase (decrease) in net asset value	—		—	—
Net asset value, ending	$1.00		$1.00	$1.00

Total return*	3.01%		5.05%	4.80%
Ratios to average net assets: A
Net investment income	2.97%		4.94%	4.70%
Total expenses	.37%		.38%	.38%
Expenses before offsets	.37%		.37%	.37%
Net expenses	.36%		.36%	.36%
Net assets, ending (in thousands)	$145,500		$100,005	$82,698

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangments. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
*	Total return is not annualized for periods less than one year.
**	Distribution was less than $.001 per share.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745 or visit www. calvert.com.

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Calvert VP SRI Mid Cap Growth Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
Portfolio within Calvert Variable Series, Inc.
Managed by New Amsterdam Partners, LLC, Subadvisor

Investment Climate
Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.11)
Six month*	13.95%
One year	47.56%
Five year	7.11%
Ten year	3.42%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www .calvert.com/institutional-VP-performance. html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.17%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.
*Total return is not annualized for periods one year or less.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.

Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bailout loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t see a high probability of the United States going into recession due to Greece’s sovereign debt default, this possibility will likely keep the euro-zone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations

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are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June. If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Economic Sectors	% of Total Investments

Consumer Discretionary	21.7%
Consumer Staples	4.6%
Energy	7.4%
Financials	6.6%
Health Care	13.6%
Industrials	11.6%
Information Technology	22.5%
Materials	6.9%
Telecommunication Services	2.6%
Time Deposit	0.7%
Utilities	1.8%

Total	100%

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNTVALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,139.90	$6.03

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.16	$5.69

* Expenses are equal to the Fund’s annualized expense ratio of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 99.7%	shares	value
Auto Components - 2.9%
TRW Automotive Holdings Corp.*	22,650	$1,337,029

Capital Markets - 2.7%
Affiliated Managers Group, Inc.*	12,350	1,252,907

Chemicals - 4.5%
Ecolab, Inc.	17,050	961,279
Nalco Holding Co.	40,550	1,127,695
		2,088,974

Communications Equipment - 1.8%
Harris Corp.	19,000	856,140

Diversified Financial Services - 2.1%
IntercontinentalExchange, Inc.*	7,850	978,974

Electrical Equipment - 1.7%
General Cable Corp.*	18,950	806,891

Electronic Equipment & Instruments - 4.7%
Amphenol Corp.	19,150	1,033,909
Arrow Electronics, Inc.*	28,150	1,168,225
		2,202,134

Energy Equipment & Services - 7.5%
FMC Technologies, Inc.*	13,750	615,863
RPC, Inc.	57,600	1,413,504
Unit Corp.*	23,750	1,447,087
		3,476,454

Food Products - 2.3%
Corn Products International, Inc.	19,150	1,058,612

Health Care Equipment & Supplies - 1.3%
Kinetic Concepts, Inc.*	10,350	596,471

Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	21,150	875,610
Chemed Corp.	10,350	678,132
HealthSpring, Inc.*	26,950	1,242,664
Lincare Holdings, Inc.	24,350	712,725
		3,509,131

Household Products - 2.4%
Church & Dwight Co., Inc.	27,450	1,112,823

Insurance - 1.8%
Torchmark Corp.	13,250	849,855

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EQUITY SECURITIES - Cont’d	shares	value
Internet Software & Services - 2.6%
j2 Global Communications, Inc.*	42,700	$1,205,421

IT Services - 9.3%
Syntel, Inc.	27,050	1,599,196
Teradata Corp.*	21,550	1,297,310
Wright Express Corp.*	27,900	1,452,753
		4,349,259

Leisure Equipment & Products - 2.4%
Polaris Industries, Inc.	10,100	1,122,817

Life Sciences - Tools & Services - 4.6%
Mettler-Toledo International, Inc.*	5,670	956,359
Waters Corp.*	12,650	1,211,111
		2,167,470

Machinery - 10.5%
Gardner Denver, Inc.	17,300	1,454,065
Graco, Inc.	21,550	1,091,723
The Toro Co.	14,950	904,475
WABCO Holdings, Inc.*	20,900	1,443,354
		4,893,617

Media - 1.6%
Gannett Co., Inc.	53,050	759,676

Metals & Mining - 2.4%
Reliance Steel & Aluminum Co.	22,950	1,139,467

Multiline Retail - 2.3%
Nordstrom, Inc.	22,900	1,074,926

Oil, Gas & Consumable Fuels - 1.8%
Energen Corp.	14,850	839,025

Pharmaceuticals - 2.3%
Endo Pharmaceuticals Holdings, Inc.*	26,450	1,062,497

Semiconductors & Semiconductor Equipment - 2.1%
Lam Research Corp.*	22,050	976,374

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	17,700	1,035,273
Ross Stores, Inc.	15,300	1,225,836
		2,261,109

Textiles, Apparel & Luxury Goods - 4.7%
Deckers Outdoor Corp.*	14,800	1,304,472
Hanesbrands, Inc.*	30,300	865,065
		2,169,537

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EQUITY SECURITIES - Cont’d	shares	value
Trading Companies & Distributors - 2.5%
WESCO International, Inc.*	21,550	$1,165,639

wireless Telecommunication Services - 2.6%
NII Holdings, Inc.*	28,600	1,212,068

Total Equity Securities (Cost $34,656,060)		46,525,297

	Principal
TIME DEPOSIT - 0.7%	amount
State Street Time Deposit, 0.098%, 7/1/11	$323,853	323,853

Total Time Deposit (Cost $323,853)		323,853

TOTAL INVESTMENTS (Cost $34,979,913) - 100.4%		46,849,150
Other assets and liabilities, net - (0.4%)		(196,096)
net assets - 100%		$46,653,054

NET ASSETS CONSIST OF:
Paid-in capital applicable to 1,241,747 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized		$31,893,092
Undistributed net investment income (loss)		(127,286)
Accumulated net realized gain (loss) on investments		3,018,011
Net unrealized appreciation (depreciation) on investments		11,869,237

net assets		$46,653,054

net asset value per share		$37.57

* Non-income producing security.

See notes to financial statements.

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STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2011

NET INVESTMENT INCOME
Investment Income:
Dividend income	$131,021
Interest income	355
Total investment income	131,376

Expenses:
Investment advisory fee	147,984
Transfer agency fees and expenses	17,240
Accounting fees	3,822
Directors’ fees and expenses	3,522
Administrative fees	56,917
Custodian fees	8,479
Reports to shareholders	7,821
Professional fees	11,046
Miscellaneous	2,034
Total expenses	258,865
Fees paid indirectly	(203)
Net expenses	258,662

Net Investment InCome (loss)	(127,286)

RealIzed and unrealIzed gaIn (loss) on Investments
Net realized gain (loss)	3,477,035
Change in unrealized appreciation (depreciation)	2,455,926

Net realIzed and unrealIzed gaIn
(loss) on Investments	5,932,961

InCrease (deCrease) In net assets
resultIng from operatIons	$5,805,675

See notes to financial statements.

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	Six months ended	Year ended
	June 30,	December 31,
InCrease (Decrease) In net assets	2011	2010
Operations:
Net investment income (loss)	($127,286)	($181,214)
Net realized gain (loss)	3,477,035	5,583,143
Change in unrealized appreciation (depreciation)	2,455,926	4,762,109

InCrease (deCrease) In net assets
resultIng from operatIons	5,805,675	10,164,038

Capital share transactions:
Shares sold	5,175,345	9,217,807
Shares redeemed	(8,540,681)	(8,360,843)
Total capital share transactions	(3,365,336)	856,964

total InCrease (deCrease) In net assets	2,440,339	11,021,002

net assets
Beginning of period	44,212,715	33,191,713
End of period (including net investment loss of $127,286 and $0, respectively)	$46,653,054	$44,212,715

CapItal share aCtIvIty
Shares sold	141,195	323,184
Shares redeemed	(240,512)	(306,244)
Total capital share activity	(99,317)	16,940

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP SRI Mid Cap Growth Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized

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as Level 3 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In seCurItIes	level 1	level 2	level 3	total
Equity securities*	$46,525,297	—	—	$46,525,297
Other debt obligations	—	$323,853	—	323,853
TOTAL	$46,525,297	$323,853	—	$46,849,150

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

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Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .65%, of the Portfolio’s average daily net assets. Under the terms of the agreement, $24,496 was payable at period end. In addition, $6,699 was payable at period end for operating expenses paid by the Advisor during June 2011.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .25% based on the Portfolio’s annual average daily net assets. Under the terms of the agreement, $9,421 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $1,619 for the six months ended June 30, 2011. Under the terms of the agreement, $126 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $9,343,974 and $12,557,693, respectively.

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CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
31-Dec-17	($277,649)

Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$11,854,918
Unrealized (depreciation)	(171,188)
Net unrealized appreciation/(depreciation)	$11,683,730

Federal income tax cost of investments	$35,165,420

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$82,552	1.46%	%1,210,070	March 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$32.97		$25.07	$18.99
Income from investment operations:
Net investment income (loss)	(.10)		(.14)	(.05)
Net realized and unrealized gain (loss)	4.70		8.04	6.13
Total from investment operations	4.60		7.90	6.08
Total increase (decrease) in net asset value	4.60		7.90	6.08
Net asset value, ending	$37.57		$32.97	$25.07

Total return*	13.95%		31.51%	32.02%
Ratios to average net assets: A
Net investment income (loss)	(.56	%) (a)	(.50%)	(.22%)
Total expenses	1.14	% (a)	1.17%	1.10%
Expenses before offsets	1.14	% (a)	1.17%	1.10%
Net expenses	1.14	% (a)	1.17%	1.10%
Portfolio turnover	21%		100%	61%
Net assets, ending (in thousands)	$46,653		$44,213	$33,192

	Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$30.53		$28.30	$26.47
Income from investment operations:
Net investment income (loss)	(.10)		(.14)	(.16)
Net realized and unrealized gain (loss)	(11.25)		3.00	1.99
Total from investment operations	(11.35)		2.86	1.83
Distributions from:
Net realized gain	(.19)		(.63)	—
Total distributions	(.19)		(.63)	—
Total increase (decrease) in net asset value	(11.54)		2.23	1.83
Net asset value, ending	$18.99		$30.53	$28.30

Total return*	(37.17%)		10.09%	6.91%
Ratios to average net assets: A
Net investment income (loss)	(.33%)		(.50%)	(.51%)
Total expenses	1.18%		1.18%	1.17%
Expenses before offsets	1.18%		1.18%	1.17%
Net expenses	1.16%		1.16%	1.15%
Portfolio turnover	51%		59%	38%
Net assets, ending (in thousands)	$28,277		$54,055	$49,093

See notes to financial highlights.

www.calvert.com CALVERT VP SRI MID CAP GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 17

A      Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)   Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

www.calvert.com CALVERT VP SRI MID CAP GROWTH PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 21

Calvert VP SRI Balanced Portfolio

Semi-Annual Report
June 30, 2011

Calvert
INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP SRI BALANCED PORTFOLIO
Portfolio within Calvert Variable Series, Inc.
Managed by Calvert Investment Management, Inc.

Investment Climate

The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the Japanese tsunami, and the potentially destabilizing political debate over the U.S. budget and debt ceiling.

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and the U.S. debt ceiling debate.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

Yields for Treasury notes and bonds with longer maturities fell broadly over the first half of the year, with the benchmark 10-year Treasury bond’s yield decreasing 0.12 percentage points over the six-month period to finish at 3.18%.3 Investment-grade corporate bonds, as measured by the Barclays Capital U.S. Credit Index, returned 3.41% for the six-month reporting period.

AVERAGE ANNUAL TOTAL RETURN
(period ended 6.30.11)

Six month**	5.60%
One year	20.66%
Five year	2.57%
Ten year	2.74%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions.The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.91%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* The Balanced Composite Index is an internally constructed index comprised of a blend of 60% Russell 1000 Index and 40% Barclays Capital U.S. Credit Index.

** Total return is not annualized for periods of less than one year.

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 4

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’
earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States

% of Total Investments
ASSET ALLOCATION	(at 6.30.11)

Stocks	59%
Bonds	41%
Total	100%

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies. China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which stood at 5.5% as of the most recent data available in June. If not successful, China’s economy may have a hard landing, which would have a pronounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available in June showed that core inflation in the U.S. remains low and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--the policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from some of the forces cited above are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, that should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively. A debt ceiling increase should also ease the tight supply of Treasury bills and may raise money-market yields a small amount. Overall, we expect Treasuries to experience some interest rate volatility within a trading range, and we also anticipate some volatility in corporate bonds.

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Our outlook for the second half of the year is for essentially more of the same for the fixed income markets, which will pay very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries. We believe the Fed will stay on hold for the balance of the year as well.

Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

[1] According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.
[2] According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.
[3] Source for all interest rates: Federal Reserve

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 6

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,056.00	$4.54

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.38	$4.46

* Expenses are equal to the Fund’s annualized expense ratio of .89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 58.2%	shares	value
Capital Markets - 2.7%
BlackRock, Inc	22,200	$4,258,182
Franklin Resources, Inc	43,700	5,737,373
		9,995,555

Chemicals - 3.2%
Ecolab, Inc.	99,700	5,621,086
Praxair, Inc	55,200	5,983,128
		11,604,214

Computers & Peripherals - 3.1%
Apple, Inc.*	13,956	4,684,610
EMC Corp.*	240,400	6,623,020
		11,307,630

Consumer Finance - 1.7%
Capital One Financial Corp	120,900	6,246,903

Diversified Financial Services - 3.5%
First Republic Preferred Capital Corp., Preferred (b)(e)*	500	510,500
IntercontinentalExchange, Inc.*	45,200	5,636,892
JPMorgan Chase & Co.	123,000	5,035,620
Woodbourne Capital:
Trust I, Preferred (b)(e)	500,000	350,000
Trust II, Preferred (b)(e)	500,000	350,000
Trust III, Preferred (b)(e)	500,000	350,000
Trust IV, Preferred (b)(e)	500,000	350,000
		12,583,012

Energy Equipment & Services - 4.1%
Cameron International Corp.*	142,900	7,186,441
FMC Technologies, Inc.*	175,900	7,878,561
		15,065,002

Food & Staples Retailing - 2.4%
Sysco Corp	101,800	3,174,124
Walgreen Co.	133,200	5,655,672
		8,829,796

Food Products - 1.6%
Hershey Co.	103,700	5,895,345

Gas Utilities - 2.5%
Oneok, Inc	121,000	8,955,210

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EQUITY SECURITIES - Cont’d	shares	value
Health Care Equipment & Supplies - 3.0%
Intuitive Surgical, Inc.*	15,400	$5,730,494
St. Jude Medical, Inc.	109,500	5,220,960
		10,951,454

Health Care Providers & Services - 4.3%
CIGNA Corp	118,000	6,068,740
Express Scripts, Inc.*	90,600	4,890,588
Laboratory Corp. of America Holdings*	48,800	4,723,352
		15,682,680

Hotels, Restaurants & Leisure - 1.5%
Darden Restaurants, Inc	109,900	5,468,624

Industrial Conglomerates - 1.5%
Danaher Corp.	101,900	5,399,681

Insurance - 1.2%
Aflac, Inc	97,800	4,565,304

Internet & Catalog Retail - 1.5%
Amazon.com, Inc.*	27,300	5,582,577

IT Services - 2.0%
Teradata Corp.*	120,000	7,224,000

Life Sciences - Tools & Services - 1.5%
Waters Corp.*	55,500	5,313,570

Machinery - 3.4%
Cummins, Inc	58,000	6,002,420
Deere & Co.	75,600	6,233,220
		12,235,640

Multiline Retail - 1.5%
Nordstrom, Inc.	116,100	5,449,734

Oil, Gas & Consumable Fuels - 1.6%
EQT Corp.	109,700	5,761,444

Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	110,800	5,135,580
Lam Research Corp.*	104,700	4,636,116
		9,771,696

Software - 2.9%
Autodesk, Inc.*	128,971	4,978,281
Microsoft Corp.	212,500	5,525,000
		10,503,281

Specialty Retail - 1.5%
Bed Bath & Beyond, Inc.*	92,400	5,393,388

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EQUITY SECURITIES - Cont’d	shares	value
Trading Companies & Distributors - 1.7%
W.W. Grainger, Inc	41,000	$6,299,650

Wireless Telecommunication Services - 1.6%
NII Holdings, Inc.*	136,400	5,780,632

Total Equity Securities (Cost $175,138,504)		211,866,022

	prInCIpal
ASSET-BACKED SECURITIES - 1.1%	amount
ACLC Business Loan Receivables Trust, 0.837%, 10/15/21 (e)(r)	$12,383	12,296
CPS Auto Trust, 6.48%, 7/15/13 (e)	225,132	231,458
DT Auto Owner Trust, 0.99%, 5/15/13 (e)	1,311,491	1,311,814
Enterprise Mortgage Acceptance Co. LLC, 7.474%, 1/15/27 (e)(r)	819,338	487,506
Santander Drive Auto Receivables Trust, 1.37%, 8/15/13 (e)	2,010,860	2,016,403

Total Asset-Backed Securities (Cost $4,024,083)		4,059,477

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
GMAC Mortgage Corp. Loan Trust, 5.50%, 10/25/33	167,750	171,115
Impac CMB Trust:
0.726%, 5/25/35 (r)	854,923	644,582
0.506%, 8/25/35 (r)	223,696	164,390
JP Morgan Mortgage Trust, 5.277%, 7/25/35 (r)	64,162	62,223
Merrill Lynch Mortgage Investors, Inc., 2.656%, 12/25/35 (r)	78,578	77,388
WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/35 (r)	1,000,000	833,396

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $2,136,020)		1,953,094

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.783%, 7/10/43 (r)	1,894,395	1,935,624
GS Mortgage Securities Corp. II, 4.295%, 1/10/40	964,199	976,890
JP Morgan Chase Commercial Mortgage Securities Corp.:
6.162%, 5/12/34	1,750,000	1,784,002
6.429%, 4/15/35	67,125	67,062
5.857%, 10/12/35	317,336	317,838
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	811,674	815,119
Morgan Stanley Dean Witter Capital I, 6.55%, 7/15/33	2,000,000	2,025,130
Salomon Brothers Mortgage Securities VII, Inc., 4.467%, 3/18/36	726,738	736,422
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35 (r)	285,000	302,532

Total Commercial Mortgage-Backed Securities (Cost $8,997,125)		8,960,619

Corporate Bonds - 18.0%
Achmea Hypotheekbank NV, 0.623%, 11/3/14 (e)(r)	400,000	400,008
Airgas, Inc., 2.95%, 6/15/16	500,000	499,609
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	385,345	—
Ally Financial, Inc., 4.50%, 2/11/14	500,000	498,750

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	PRINCIPAL
CORPORATE BONDS - Cont’d	AMOUNT	VALUE
American Express Bank FSB, 0.316%, 5/29/12 (r)	$1,500,000	$1,494,960
American National Red Cross, 5.567%, 11/15/17	1,500,000	1,493,385
Amphenol Corp., 4.75%, 11/15/14	500,000	545,066
ANZ National International Ltd., 1.247%, 12/20/13 (e)(r)	1,500,000	1,500,000
APL Ltd., 8.00%, 1/15/24 (b)	600,000	515,046
Asciano Finance Ltd., 4.625%, 9/23/20 (e)	500,000	475,326
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	750,000	710,110
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	—
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,720,000	1,679,821
Banco Bradesco SA, 2.361%, 5/16/14 (e)(r)	750,000	752,530
Bank of America NA, 0.527%, 6/15/16 (r)	500,000	454,137
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	359,719	338,627
Beckman Coulter, Inc., 6.00%, 6/1/15	750,000	854,003
CBS Corp., 5.75%, 4/15/20	200,000	215,567
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.617%, 4/14/14 (r)	1,000,000	997,509
Credit Suisse USA, Inc., 0.461%, 8/16/11 (r)	500,000	499,974
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	1,000,000	1,010,000
CVS Pass-Through Trust:
6.036%, 12/10/28	886,611	940,969
7.507%, 1/10/32 (e)	487,148	577,203
Discover Bank, 8.70%, 11/18/19	500,000	602,061
Dun & Bradstreet Corp., 2.875%, 11/15/15	1,000,000	1,001,951
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,500,000	1,563,148
Express Scripts, Inc., 3.125%, 5/15/16	750,000	753,284
Fifth Third Bank, 0.371%, 5/17/13 (r)	1,000,000	983,402
First Niagara Financial Group, Inc., 6.75%, 3/19/20	500,000	552,611
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	1,500,000	1,176,153
Fort Knox Military Housing Privatization Project, 5.815%, 2/15/52 (e)	1,000,000	976,360
GameStop Corp., 8.00%, 10/1/12	442,000	446,420
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	1,000,000	290,000
3.226%, 1/21/11 (e)(r)(y)*	500,000	140,000
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	1,250,000	125
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (b)(e)	1,000,000	986,250
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	100,000	107,824
6.15%, 4/1/18	500,000	543,264
5.375%, 3/15/20	300,000	310,435
Great River Energy, 5.829%, 7/1/17 (e)	324,568	366,490
HCP, Inc., 5.95%, 9/15/11	1,125,000	1,136,465
Hertz Corp., 6.75%, 4/15/19 (e)	500,000	490,000
Hewlett-Packard Co., 0.654%, 5/30/14 (r)	500,000	500,443
Hospira, Inc., 6.40%, 5/15/15	100,000	113,363
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (e)	1,000,000	1,010,284
Jefferies Group, Inc., 5.125%, 4/13/18	500,000	497,805
Johnson & Johnson, 0.348%, 5/15/14 (r)	1,500,000	1,500,889
JPMorgan Chase & Co., 7.90% to 4/30/18, floating rate thereafter to 4/29/49 (r)	1,200,000	1,290,000
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	400,000	416,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	1,500,000	1,172,205
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	16,155
8.30%, 12/1/37 (e)(m)*	3,200,000	24,000

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	PRINCIPAL
Corporate Bonds - Cont’d	AMOUNT	VALUE
Masco Corp., 7.125%, 3/15/20	$700,000	$720,125
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	656,377
MMA Financial Holdings, Inc., 0.75%, 5/3/34 (b)	2,540,000	508,000
National Australia Bank Ltd., 1.01%, 4/11/14 (e)(r)	1,000,000	999,177
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,100,000
Nordea Bank AB, 4.875%, 5/13/21 (e)	500,000	488,386
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	1,500,000	1,542,750
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	1,050,000	1,039,500
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	1,000,000	—
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	739,219
Pacific Pilot Funding Ltd., 1.024%, 10/20/16 (e)(r)	830,925	767,438
Pioneer Natural Resources Co.:
5.875%, 7/15/16	900,000	951,750
7.20%, 1/15/28	200,000	209,000
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	300,000	349,212
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	870,000	823,646
Ryder System, Inc., 3.50%, 6/1/17	500,000	502,462
Salvation Army, 5.46%, 9/1/16	140,000	155,477
SBA Tower Trust, 4.254%, 4/15/40 (e)	750,000	777,329
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	398,070
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	500,000	508,125
SSIF Nevada LP, 0.981%, 4/14/14 (e)(r)	700,000	700,977
Stadshypotek AB, 0.796%, 9/30/13 (e)(r)	1,000,000	1,000,000
SunTrust Bank:
0.548%, 8/24/15 (r)	500,000	472,652
7.25%, 3/15/18	1,500,000	1,723,970
Svenska Handelsbanken AB, 1.249%, 9/14/12 (e)(r)	500,000	500,002
TD Ameritrade Holding Corp., 4.15%, 12/1/14	250,000	264,942
Telefonica Emisiones SAU, 5.134%, 4/27/20	1,500,000	1,497,350
The Gap, Inc., 5.95%, 4/12/21	750,000	723,750
Time Warner, Inc.:
4.875%, 3/15/20	100,000	103,481
6.25%, 3/29/41	450,000	466,129
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (b)(e)	20,141,363	3,198,247
Tupperware Brands Corp., 4.75%, 6/1/21 (e)	1,000,000	979,998
United Parcel Service, Inc., 3.125%, 1/15/21	150,000	143,033
University of Chicago, 5.06%, 10/1/26 (b)	500,000	531,285
US Bank:
4.95%, 10/30/14	100,000	109,375
3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,000,000	1,033,406
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	1,000,000	998,022
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	1,600,000	1,468,000
Wells Fargo & Co., 4.375%, 1/31/13	125,000	131,071
Western Express, Inc., 12.50%, 4/15/15 (e)	500,000	471,250
Willis Group Holdings plc, 4.125%, 3/15/16	500,000	508,696

Total Corporate Bonds (Cost $74,702,607)		65,681,666

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - 5.6%	AMOUNT	VALUE
California Statewide Communities Development Authority Revenue Bonds, 5.01%, 8/1/15	$1,000,000	$1,026,800
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	273,112
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,250,190
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	420,000	420,428
Illinois State MFH Development Authority Revenue Bonds, 6.537%, 1/1/33	600,000	586,938
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (f)*	370,000	98,975
Series C, Zero Coupon, 7/1/48 (f)	506,807	5
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	460,035
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,105,000	1,114,547
5.263%, 9/1/16	635,000	638,118
5.383%, 9/1/16	2,000,000	2,079,200
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	711,210
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	636,202
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	633,810
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,357,222
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	255,000	259,106
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,040,000	1,055,839
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	778,690
Santa Cruz County California Redevelopment Agency Tax Allocation Bonds, 5.50%, 9/1/20	1,735,000	1,655,520
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	1,023,307
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,309,680
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	621,343
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.734%, 9/1/27 (e)	1,000,000	1,023,840
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	525,199

Total Municipal Obligations (Cost $21,643,820)		20,539,316

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.6%
AgFirst FCB:
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	1,000,000	740,000
7.30%, 10/14/49 (e)	1,300,000	1,261,000
Fannie Mae, 1.25%, 6/22/12	1,000,000	1,009,600
Federal Home Loan Bank, 3.625%, 10/18/13	200,000	213,394
Freddie Mac:
5.50%, 7/18/16	300,000	350,076
3.75%, 3/27/19	50,000	52,952
Premier Aircraft Leasing EXIM 1 Ltd., 3.576%, 2/6/22	1,369,935	1,397,115
Private Export Funding Corp., 3.05%, 10/15/14	500,000	527,201
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11	250,000	250,696
US AgBank FCB, 6.11% to 7/10/12, floating rate thereafter to 12/31/49 (e)(r)	300,000	193,500

Total U.S. Government Agencies and Instrumentalities (Cost $5,886,764)		5,995,534

www.calvert.com CALVERT VP SRI BALANCED PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED) 13

	PRINCIPAL
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%	AMOUNT	VALUE
Fannie Mae:
7.00%, 7/1/29	$33,476	$38,740
6.50%, 8/1/32	37,937	43,031
5.50%, 7/1/33	116,006	126,324
6.00%, 8/1/33	86,985	96,491
5.50%, 11/1/33	176,748	192,468
7.50%, 11/1/36	48,077	55,288
Freddie Mac:
5.00%, 5/1/18	181,994	196,669
4.50%, 9/1/18	52,953	56,597
6.00%, 8/1/36	207,795	229,075
Ginnie Mae:
5.50%, 7/20/34	251,817	278,651
5.00%, 10/15/39	349,703	380,812
Government National Mortgage Association, 5.50%, 1/16/32	505,927	34,614

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,603,738)		1,728,760

U.S. TREASURY - 6.0%
United States Treasury Bonds:
3.875%, 8/15/40	1,145,000	1,048,391
4.25%, 11/15/40	6,078,000	5,941,245
4.75%, 2/15/41	1,955,000	2,077,798
4.375%, 5/15/41	7,825,000	7,812,773
United States Treasury Notes:
1.75%, 5/31/16	1,388,000	1,390,169
3.125%, 1/31/17	200,000	212,031
1.875%, 9/30/17	200,000	195,563
3.375%, 11/15/19	250,000	260,664
3.125%, 5/15/21	2,785,000	2,777,167

Total U.S. Treasury (Cost $21,708,767)		21,715,801

TIME DEPOSIT - 5.2%
State Street Time Deposit, 0.098%, 7/1/11	18,881,616	18,881,616

Total Time Deposit (Cost $18,881,616)		18,881,616

TOTAL INVESTMENTS (Cost $334,723,044) - 99.2%		361,381,905
Other assets and liabilities, net - 0.8%		2,923,289
net assets - 100%		$364,305,194

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 203,562,863 shares of common stock outstanding;
$0.01 value, 1,000,000,000 shares authorized				368,605,611
Undistributed net investment income				3,064,484
Accumulated net realized gain (loss) on investments				(33,941,188)
Net unrealized appreciation (depreciation) on investments				26,576,287

net assets				364,305,194

net asset value per share				1.790

			UNDERLYING	UNREALIZED
	# OF	EXPIRATION	FACE AMOUNT	APPRECIATION
futures	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	471	9/11	$103,310,906	($189,027)
5 Year U.S. Treasury Notes	93	9/11	11,085,164	96,147
10 Year U.S. Treasury Notes	4	9/11	489,313	4,933
30 Year U.S. Treasury Bonds	2	9/11	246,063	5,373
Total Sold				82,574)

See notes to financial statements.

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(b)	This security was valued by the Board of Directors. See Note A.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 750,000 par Maryland State Economic Development Corp. Revenue Bonds due 10/1/19 that were previously held by the Portfolio. Series B is not accruing interest.
(m)	The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w)	Security is in default and is no longer accruing interest.
(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(y)	The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. This security is no longer accruing interest.
*	Non-income producing security.

Abbreviations:

COPs: Certificates of Participation
FCB: Farm Credit Bank
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
PO: Pension Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

See notes to financial statements.

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Interest income	$2,813,461
Dividend income	1,133,768
Total investment income	3,947,229

Expenses:
Investment advisory fee	737,531
Administrative fees	477,226
Transfer agency fees and expenses	186,579
Directors’ fees and expenses	26,084
Custodian fees	47,447
Accounting fees	27,142
Reports to shareholders	6,617
Professional fees	26,260
Miscellaneous	9,819
Total expenses	1,544,705
Fees paid indirectly	(582)
Net expenses	1,544,123

Net Investment InCome	2,403,106

RealIzed and unrealIzed gaIn (loss)
Net realized gain (loss) on:
Investments	13,968,572
Futures	(335,576)
13,632,996

Change in unrealized appreciation (depreciation) on:
Investments	2,565,006
Futures	(165,273)
2,399,733

net realIzed and unrealIzed gain (loss)	16,032,729

InCrease (Decrease) In net assets
ResultIng from operatIons	$18,435,835

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
InCrease (Decrease) In net assets	2011	2010
Operations:
Net investment income	$2,403,106	$4,651,302
Net realized gain (loss)	13,632,996	338,195
Change in unrealized appreciation (depreciation)	2,399,733	31,377,393

InCrease (Decrease) In net assets
resultIng from operatIons	18,435,835	36,366,890

Distributions to shareholders from:
Net investment income	—	(4,557,603)
Total distributions	—	(4,557,603)

Capital share transactions:
Shares sold	11,890,620	33,590,653
Reinvestment of distributions	—	4,557,124
Shares issued from merger (See Note F)	15,372,896	—
Shares redeemed	(16,308,699)	(47,770,475)
Total capital share transactions	10,954,817	(9,622,698)

Total InCrease (deCrease) In net assets	29,390,652	22,186,589

Net assets
Beginning of period	334,914,542	312,727,953
End of period (including undistributed net investment
income of $3,064,484 and $661,378, respectively)	$364,305,194	$334,914,542

Capital share Activity
Shares sold	6,765,087	20,778,908
Reinvestment of distributions	—	2,690,156
Shares issued from merger (See Note F)	8,498,008	—
Shares redeemed	(9,284,188)	(29,819,454)
Total capital share activity	5,978,907	(6,350,390)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP SRI Balanced Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, securities valued at $8,337,398 or 2.3% of net assets were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial

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mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In seCurItIes	Level 1	Level 2	Level 3		Total
Equity securities*	$209,955,522	$1,910,500	-		$211,866,022
Asset-backed securities	-	4,059,477	-		4,059,477
Collateralized mortgage-backed obligations	-	1,953,094	-		1,953,094
Commercial mortgage-backed securities	-	8,960,619	-		8,960,619
Corporate debt	-	65,173,666	$508,000		65,681,666
Municipal obligations	-	20,539,316	-		20,539,316
Other debt obligations	-	18,881,616	-		18,881,616
U.S. government obligations	-	29,440,095	-		29,440,095
TOTAL	$209,955,522	$150,918,383	$508,000	***	$361,381,905

Other financial instruments**	($82,574)	-	-		($82,574)

*         For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.
**      Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
***    Level 3 securities represent 0.1% of net assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could expe-

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rience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. government obligations. The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of interest rates. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, the Portfolio used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date, and interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes on page 16.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

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Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly on the following rates of the Portfolio’s average daily net assets: .425% on the first $500 million, .375% on the next $500 million and .325% on the excess of $1 billion. Under the terms of the agreement, $124,988 was payable at period end. In addition, $58,748 was payable at period end for operating expenses paid by the Advisor during June 2011.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio. Under the terms of the agreement, $80,875 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $21,484 for the six months ended June 30, 2011. Under the terms of the agreement, $3,123 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $127,201,900 and $139,366,391, respectively. U.S. government security purchases and sales were $65,699,488 and $63,066,759, respectively.

Capital Loss Carryforwards

Expiration Date
31-Dec-16	($35,127,795)
31-Dec-17	(12,011,647)

Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$42,143,175
Unrealized (depreciation)	(15,786,376)
Net unrealized appreciation/(depreciation)	$26,356,799

Federal income tax cost of investments	$335,025,106

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$13,524	1.47%	$959,567	March 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

NOTE F — REORGANIZATION

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Balanced Index Portfolio (“Balanced Index”) for shares of the acquiring portfolio, Calvert VP SRI Balanced Portfolio (“SRI Balanced”) and the assumption of the liabilities of Balanced Index. Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

		Acquiring
Merged Portfolio	shares	PortfolIo	shares	value
Balanced Index	310,596	SRI Balanced	8,498,008	$15,372,896

For financial reporting purposes, assets received and shares issued by SRI Balanced were recorded at fair value; however, the cost basis of the investments received from Balanced Index were carried forward to align ongoing reporting of SRI Balanced’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

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The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
	Net	Appreciation	Acquiring	Net
Merged Portfolio	Assets	(Depreciation)	Portfolio	Assets
Balanced Index	$15,372,896	$2,510,976	SRI Balanced	$354,121,549

Assuming the acquisition had been completed on January 1, 2011, SRI Balanced’s results of operations for the period ended June 30, 2011 would have been as follows:

Net investment income	$2,506,792	(a)
Net realized and change in unrealized gain (loss) on investments	$16,809,670	(b)
Net increase (decrease) in assets from operations	$19,316,462

Because SRI Balanced and Balanced Index sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Balanced Index that have been included in SRI Balanced’s Statement of Operations since April 29, 2011.

(a)	$2,403,106 as reported, plus $103,686, from Balanced Index pre-merger.
(b)	$16,032,729 as reported, plus $776,941 from Balanced Index pre-merger.

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FINANCIAL HIGHLIGHTS

	Periods ended
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$1.695		$1.533	$1.247
Income from investment operations:
Net investment income	.012		.024	.030
Net realized and unrealized gain (loss)	.083		.161	.287
Total from investment operations	.095		.185	.317
Distributions from:
Net investment income	—		(.023)	(.031)
Net realized gain	—		—	—
Total distributions	—		(.023)	(.031)
Total increase (decrease) in net asset value	.095		.162	.286
Net asset value, ending	$1.790		$1.695	$1.533

Total return*	5.60%		12.10%	25.39%
Ratios to average net assets: A
Net investment income	1.38	% (a)	1.47%	2.11%
Total expenses	89	% (a)	.91%	.91%
Expenses before offsets	89	% (a)	.91%	.91%
Net expenses	89	% (a)	.90%	.91%
Portfolio turnover	58%		116%	89%
Net assets, ending (in thousands)	$364,305		$334,915	$312,728

	Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$1.918		$2.030	$1.943
Income from investment operations:
Net investment income	.046		.051	.049
Net realized and unrealized gain (loss)	(.648)		.005	.122
Total from investment operations	(.602)		056.171
Distributions from:
Net investment income	(.044)		(.051)	(.048)
Net realized gain	(.025)		(.117)	(.036)
Total distributions	(.069)		(.168)	(.084)
Total increase (decrease) in net asset value	(.671)		(.112)	.087
Net asset value, ending	$1.247		$1.918	$2.030

Total return*	(31.38%)		2.76%	8.77%
Ratios to average net assets: A
Net investment income	2.50%		2.35%	2.33%
Total expenses	.92%		.90%	.91%
Expenses before offsets	.92%		.90%	.91%
Net expenses	.92%		.90%	.90%
Portfolio turnover	107%		157%	132%
Net assets, ending (in thousands)	$267,916		$446,263	$478,705

See notes to financial highlights.

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A       Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)   Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP SRI Equity Portfolio

Semi-Annual Report

June 30, 2011

Calvert INVESTMENTS

A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP SRI EQUITY PORTFOLIO
Portfolio within Calvert Variable Series, Inc.
Managed by Atlanta Capital Management Company, Inc., Subadvisor

Investment ClImate

Equity markets fluctuated with global political and economic news throughout the first half of the year, particularly in reaction to the political turmoil in North Africa and the Middle East, the tragedy in Japan, the European sovereign debt crisis, the state of the U.S. economic recovery with the end of the Federal Reserve’s (Fed’s) QE2 program, and uncertainty around the raising of the U.S. debt ceiling.

For the six-month period, the Russell 1000 Index and the Standard & Poor’s 500 Index returned 6.37% and 6.02% respectively, while the MSCI EAFE Index was up 5.35% and the MSCI Emerging Markets Index was up 1.03%. Small caps performed in line with their large-cap counterparts, with the Russell 2000 Index returning 6.21%. Growth stocks outperformed value stocks, with the Russell 1000 Growth Index returning 6.83% and the Russell 1000 Value Index returning 5.92% during the first half of 2011.

Comparison of change in value of a hypothetical $10,000 investment.

Six month*	8.58%
One year	36.68%
Five year	5.60%
Since inception (4.30.02)	5.04%

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www. calvert.com/institutional-VP-performance. html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 1.29%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers.  The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

*Total return is not annualized for periods of one year or less.

U.S. companies once again showed strength, with many beating analysts’ estimates on earnings, and, in many cases, on the top line. In fact, 67.7% of S&P 500 companies beat analysts’ earnings estimates, led by Technology and Health Care companies. However, margins for many U.S. companies are coming in at lower levels than a year ago.

The market has rotated toward more-defensive sectors, prompted by the completion of the Fed’s stimulative QE2 program in June, a sell-off in commodities markets, the intensifying sovereign debt crisis in Europe, generally softer economic data, and high debt levels in the United States.
Despite some recovery after the Greek parliament’s approval of austerity measures and the IMF’s bailout loan to Portugal in May, concerns about global economic growth prospects related to potential contagion caused by sovereign debt default in Europe drove investor sentiment. While we don’t see a high probability of the United States going into reces-

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% of Total
Economic Sectors	Investments
Consumer Discretionary	19.4%
Consumer Staples	8.4%
Energy	9.6%
Financials	14.5%
Health Care	11.2%
Industrials	10.0%
Information Technology	23.3%
Materials	2.2%
Time Deposit	1.4%

Total	100%

sion due to Greece’s sovereign debt default, this possibility will likely keep the eurozone’s economic growth subdued. There remains strong sentiment among investors that some of the eurozone nations are likely to leave the currency union in the next several years and default on their sovereign debt despite the austerity measures put in place by many of these nations, including Ireland, Spain, Greece, and Portugal.

Inflation is becoming more of a focus for investors worldwide as food and energy prices increase, causing concerns about global economic growth, especially in emerging economies.
China, the world’s second-largest economy, is allowing its currency to appreciate as the country battles inflation, which was 5.5% as of the most recent data available at the end of June.
If the fight against inflation, aggressive capital spending, and a hyperactive real-estate market are not successful, China’s economy may have a hard landing, which would have a pro-
nounced negative impact on the world economy. Credit and asset bubbles that may be developing in that country continue to be a potential source of risk which seems to be largely overlooked by investors.

Despite increases in food and energy prices, the latest data available as of the end of June showed that core inflation in the U.S. remains low (1.2%) and unemployment high (9.2%), driving the Fed to continue to call for an accommodative monetary policy. At the same time, the Fed’s recent position is that the economy is expanding at a moderate pace. If and when the growth rate accelerates--and we think that can happen in the next 12 months--Fed policy will likely become less accommodative.

The recent retrenchment in markets in reaction to mixed economic news is appropriate given the risks in the system. Negative ramifications from supply-chain disruptions caused by the events in Japan, extreme weather in parts of the United States, job cutting at the municipal level, and the expiration of QE2 are having a short-term negative impact on economic growth and employment. However, the United States still looks better than the rest of the world.

outlook

Despite the summer doldrums in equity markets and growing investor pessimism, we do not subscribe to the double-dip recession sentiment that became more prevalent during the second quarter. QE2 rolled off at the end of the quarter and, if bank loans continue to grow, the end of that program should have less of an impact on the markets. Moreover, the portion of demand not met due to the catastrophic events in Japan should not be a permanent loss in global gross domestic product but rather a deferral into the second half of 2011 once the supply chain is restored, creating a significant possibility for an upside surprise.

As demand recovers, we may see positive earnings surprises from U.S. companies, beating pessimistic consensus estimates. Fuel prices are also retreating somewhat, which should help consumer spending. The pull-back in oil prices to a four-month low in June—after the International Energy Agency said crude will be released from strategic reserves—should help support the global economic recovery and mitigate inflation concerns.

We believe the U.S. economy can withstand a mild shock from a European default crisis provided it doesn’t engulf U.S. banks. We also believe the current softening in the economic data is temporary. If a political agreement is reached for deficit reduction and an increase in the debt ceiling, equity markets are likely to react positively.

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Since shifts and developments can occur quickly in a recovering economy, we encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities Calvert Investment Management, Inc.

July 2011

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,085.80	$5.62

Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.41	$5.44

* Expenses are equal to the Fund’s annualized expense ratio of 1.09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

EQUITY SECURITIES - 98.9%	shares	value
Air Freight & Logistics - 3.4%
C.H. Robinson Worldwide, Inc.	2,720	$214,445
Expeditors International of Washington, Inc.	2,620	134,118
		348,563

Auto Components - 1.5%
Johnson Controls, Inc.	3,790	157,891

Beverages - 1.9%
PepsiCo, Inc	2,740	192,978

Biotechnology - 2.7%
Gilead Sciences, Inc.*	6,850	283,658

Capital Markets - 4.3%
Charles Schwab Corp.	7,500	123,375
Franklin Resources, Inc.	820	107,658
T. Rowe Price Group, Inc.	3,570	215,414
		446,447

Chemicals - 2.2%
Ecolab, Inc.	4,010	226,084

Commercial Banks - 4.6%
SunTrust Banks, Inc.	7,550	194,790
Wells Fargo & Co.	8,130	228,128
Zions Bancorporation	2,230	53,542
		476,460

Communications Equipment - 5.7%
Acme Packet, Inc.*	2,220	155,689
QUALCOMM, Inc.	7,590	431,036
		586,725

Computers & Peripherals - 5.1%
Apple, Inc.*	1,220	409,517
Hewlett-Packard Co.	3,260	118,664
		528,181

Consumer Finance - 2.2%
American Express Co.	4,300	222,310

Diversified Financial Services - 2.8%
JPMorgan Chase & Co.	7,150	292,721

Electrical Equipment - 1.8%
Cooper Industries plc	3,050	181,994

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EQUITY SECURITIES - Cont’d	shares	value
Energy Equipment & Services - 4.7%
Cameron International Corp.*	6,690	$336,440
Noble Corp.	3,910	154,093
		490,533

Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	1,440	116,986
CVS Caremark Corp.	6,540	245,773
		362,759

Food Products - 2.4%
Green Mountain Coffee Roasters, Inc.*	2,810	250,821

Health Care Equipment & Supplies - 2.0%
Edwards Lifesciences Corp.*	600	52,308
St. Jude Medical, Inc.	3,230	154,006
		206,314

Hotels, Restaurants & Leisure - 5.0%
Chipotle Mexican Grill, Inc.*	610	187,996
Darden Restaurants, Inc.	2,770	137,835
Starbucks Corp.	4,940	195,081
		520,912

Household Products - 0.7%
Procter & Gamble Co.	1,110	70,563

Industrial Conglomerates - 4.9%
3M Co.	3,210	304,468
Danaher Corp.	3,910	207,191
		511,659

Insurance - 0.6%
Aflac, Inc.	1,410	65,819

Internet & Catalog Retail - 9.1%
Amazon.com, Inc.*	1,330	271,972
Netflix, Inc.*	1,780	467,588
priceline.com, Inc.*	390	199,653
		939,213

Internet Software & Services - 3.2%
Google, Inc.*	340	172,169
MercadoLibre, Inc.	1,990	157,887
		330,056

IT Services - 4.4%
Cognizant Technology Solutions Corp.*	3,410	250,089
International Business Machines Corp.	1,220	209,291
		459,380

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EQUITY SECURITIES - Cont’d	SHARES	VALUE
Multiline Retail - 1.8%
Kohl’s Corp.	3,640	$182,036

Oil, Gas & Consumable Fuels - 4.9%
QEP Resources, Inc.	4,400	184,052
Suncor Energy, Inc.	8,300	324,530
		508,582

Pharmaceuticals - 6.5%
Allergan, Inc	5,180	431,235
Novartis AG (ADR)	3,980	243,218
		674,453

Software - 4.9%
Microsoft Corp.	3,940	102,440
Salesforce.com, Inc.*	1,660	247,307
VMware, Inc.*	1,600	160,368
		510,115

Specialty Retail - 2.1%
CarMax, Inc.*	6,420	212,309

Total Equity Securities (Cost $7,914,572)		10,239,536

	PRINCIPAL
tIme deposIt - 1.4%	AMOUNT
State Street Time Deposit, 0.098%, 7/1/11	$142,023	142,023

Total Time Deposit (Cost $142,023)		142,023

TOTAL INVESTMENTS (Cost $8,056,595) - 100.3%		10,381,559
Other assets and liabilities, net - (0.3%)		(26,053)
net assets - 100%		$10,355,506

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 492,866 shares of common stock outstanding;
$0.01 par value, 1,000,000,000 shares authorized	$8,345,342
Undistributed net investment income	1,580
Accumulated net realized gain (loss) on investments	(316,380)
Net unrealized appreciation (depreciation) on investments	2,324,964

NET ASSETS	$10,355,506

NET ASSET VALUE PER SHARE	$21.01

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

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STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2011

Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $2,296 )	$56,538
Interest income	34
Total investment income	56,572

Expenses:
Investment advisory fee	25,302
Transfer agency fees and expenses	7,219
Directors’ fees and expenses	764
Administrative fees	10,121
Accounting fees	838
Custodian fees	4,666
Reports to shareholders	3,669
Professional fees	11,337
Miscellaneous	1,610
Total expenses	65,526
Reimbursement from Advisor	(10,468)
Fees paid indirectly	(66)
Net expenses	54,992

NET INVESTMENT INCOME	1,580

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	271,694
Foreign currency transactions	(12)
271,682

Change in unrealized appreciation (depreciation) on:
Investments	562,410

NET REALIZED AND UNREALIZED GAIN (LOSS)	834,092

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$835,672

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
INCREASE (DECREASE) IN NET ASSETS	2011	2010
Operations:
Net investment income (loss)	$1,580	($5,543)
Net realized gain (loss)	271,682	299,530
Change in unrealized appreciation (depreciation)	562,410	1,143,621

INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	835,672	1,437,608

Distributions to shareholders from:
Net investment income	—	(5,155)
Total distributions	—	(5,155)

Capital share transactions:
Shares sold	1,004,809	1,403,942
Reinvestment of distributions	—	5,155
Shares redeemed	(1,221,170)	(1,599,440)
Total capital share transactions	(216,361)	(190,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	619,311	1,242,110

NET ASSETS
Beginning of period	9,736,195	8,494,085
End of period (including undistributed net investment
income of $1,580 and $0, respectively)	$10,355,506	$9,736,195

CAPITAL SHARE ACTIVITY
Shares sold	48,851	81,772
Reinvestment of distributions	—	266
Shares redeemed	(59,183)	(93,361)
Total capital share activity	(10,332)	(11,323)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP SRI Equity Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these

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events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost which approximates fair value, and are categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
Investments In seCurItIes	Level 1	Level 2	Level 3	Total
Equity securities*	$10,239,536	—	—	$10,239,536
Other debt obligations	—	$142,023	—	142,023
TOTAL	$10,239,536	—	—	$10,381,559

* For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments. Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affili-ates. For its services, the Advisor receives an annual fee, payable monthly, of .50%, of the Portfolio’s average daily net assets. Under the terms of the agreement, $4,117 was payable at period end. In addition, $1,074 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is 1.10% (1.08% prior to May 1, 2011). For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed the Portfolio for expenses of $379 for the six months ended June 30, 2011.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .20% based on the Portfolio’s annual average daily net assets. Under the terms of the agreement, $1,647 was payable at period end.

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Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $2,074,958 and $2,290,840, respectively.

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE
31-Dec-11	($86,357)
31-Dec-12	(2,240)
31-Dec-17	(484,781)

The Portfolio’s use of net capital loss carryforwards acquired from Ohio National Fund, Inc., Social Awareness Portfolio may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$2,359,090
Unrealized (depreciation)	(46,829)
Net unrealized appreciation/(depreciation)	$2,312,261

Federal income tax cost of investments	$8,069,298

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NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$3,090	1.38%	$99,210	May 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

			Periods ended
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$19.35		$16.51	$12.95
Income from investment operations:
Net investment income (loss)	**		(.01)	.05
Net realized and unrealized gain (loss)	1.66		2.86	4.39
Total from investment operations	1.66		2.85	4.44
Distributions from:
Net investment income	—		(.01)	(.06)
Net realized gain	—		—	(.82)
Total distributions	—		(.01)	(.88)
Total increase (decrease) in net asset value	1.66		2.84	3.56
Net asset value, ending	$21.01		$19.35	$16.51

Total return*	8.58%		17.26%	34.26%
Ratios to average net assets: A
Net investment income (loss)	.03	% (a)	(.06%)	.31%
Total expenses	1.29	% (a)	1.29%	1.26%
Expenses before offsets	1.09	% (a)	1.08%	1.08%
Net expenses	1.09	% (a)	1.08%	1.08%
Portfolio turnover	21%		41%	42%
Net assets, ending (in thousands)	$10,356		$9,736	$8,494

			Years ended
	December 31,		December 31,	December 31,
	2008		2007	2006
Net asset value, beginning	$20.38		$19.48	$17.70
Income from investment operations:
Net investment income (loss)	.02		(.01)	***
Net realized and unrealized gain (loss)	(7.32)		1.96	1.78
Total from investment operations	(7.30)		1.95	1.78
Distributions from:
Net realized gain	(.13)		(1.05)	—
Total distributions	(.13)		(1.05)	—
Total increase (decrease) in net asset value	(7.43)		.90	1.78
Net asset value, ending	$12.95		$20.38	$19.48

Total return*	(35.79%)		9.99%	10.06%
Ratios to average net assets: A
Net investment income (loss)	.13%		(.03%)	(.004%)
Total expenses	1.19%		1.11%	1.15%
Expenses before offsets	1.12%		1.10%	1.14%
Net expenses	1.08%		1.05%	1.07%
Portfolio turnover	69%		41%	42%
Net assets, ending (in thousands)	$6,927		$10,808	$9,938

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
(a)	Annualized.
*	Total return is not annualized for periods less than one year.
**	Less than $0.01 per share.
***	Per share equals (.0007).

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fis-cal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Calvert VP Income Portfolio

Semi-Annual Report
June 30, 2011

Calvert INVESTMENTS
A UNIFI Company

INFORMATION REGARDING CALVERT OPERATING COMPANY NAME CHANGES

Effective on April 30, 2011, the following Calvert operating companies changed their names as indicated:

Old Name	New Name	Company Description

Calvert Group, Ltd.	Calvert Investments, Inc.	Corporate parent of each operating company listed below

Calvert Asset Management Company, Inc.	Calvert Investment Management, Inc.	Investment advisor to the Calvert Funds

Calvert Distributors, Inc.	Calvert Investment Distributors, Inc.	Principal underwriter and distributor for the Calvert Funds

Calvert Administrative Services Company	Calvert Investment Administrative Services, Inc.	Administrative services provider for the Calvert Funds

Calvert Shareholder Services, Inc.	Calvert Investment Services, Inc.	Shareholder servicing provider for the Calvert Funds

CALVERT VP INCOME PORTFOLIO
Portfolio within Calvert Variable Series, Inc.
Managed by Calvert Investment Management, Inc.

Investment Climate

The first half of 2011 was similar to the first half of 2010. Both six-month periods were characterized by slow U.S. economic growth,1 another round of eurozone government debt turmoil, and policy tightening by central banks in the larger emerging economies. However, there were a number of differences in the first half of 2011—including the increase in U.S. inflation rates,2 a shock throughout the global supply chain from the tsunami in Japan, the European Central Bank becoming the first major western central bank to raise policy rates, and the potentially destabilizing political debate over the U.S. budget and debt ceiling. By the end of June, investor uncertainty had increased and returns on riskier assets trailed off, although returns for the six-month reporting period were generally solid.3 Money-market interest rates declined over the first half of the year. A decrease in issuance, changing bank regulations, and increased demand from money-market funds combined to drive Treasury bill yields down to near 0%. In fact, the one-month Treasury bill yield declined to end June at 0.01%, while the one-month yield on financial commercial paper edged down to 0.11%.4 Yields for Treasury notes and bonds with longer maturities fell broadly as well, with the benchmark 10-year Treasury bond decreasing 0.12 percentage points over the six-month period to finish at 3.18%.

Unfounded fears of widespread municipal defaults and the expiration of the Build America Bonds program triggered a sell-off in municipal bonds late last year that lasted into early 2011. However, municipal bonds rebounded nicely, with the benchmark Bond Buyer 20 yield at 4.59% on June 30. Taxable corporate bond yields dipped, as the yield for the Moody’s Baa-rated average decreased by 0.08 percentage points to 5.90% by period end.

The performance data shown represents past performance, does not guarantee future results and assumes reinvestment of all dividends and distributions. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Visit www.calvert.com/institutional-VP-performance.html for current performance data. The gross expense ratio from the current prospectus for the Portfolio is 0.92%. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, does not include fee or expense waivers. The performance data and expense ratio reflect deduction of Portfolio operating expenses, but do not reflect charges and expenses imposed under the variable annuity or life insurance contract.

* Total return is not annualized for periods of one year or less.

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% of Total
Economic Sectors	Investments
Asset Backed Securities	5.3%
Basic Materials	2.5%
Communications	3.1%
Consumer Discretionary	0.2%
Consumer, Cyclical	4.2%
Consumer, Non-cyclical	3.3%
Energy	5.1%
Financials	26.4%
Government	27.6%
Industrials	5.6%
Mortgage Securities	4.7%
Time Deposit	9.0%
Utilities	3.0%
Total	100%

outlook
Our outlook for the second half of the year is for essentially more of the same, with markets paying very close attention to U.S. employment and inflation data as well as to Europe’s efforts to implement lasting solutions for the debt troubles of the peripheral eurozone countries.  We expect Treasuries to experience some interest rate volatility within a trading range, and we also expect some volatility in corporate bonds.
Since the municipal bond market is dominated by individual investors, it’s subject to risk from headlines about taxes and the fiscal health of municipalities. However, we expect it to remain relatively steady and overall municipal bond defaults to remain low.

Since the Federal Reserve will likely stay on hold for the balance of the year, there is little hope for a meaningful increase in money-market yields in the near future. However, we anticipate Congress will pass an increase in the debt ceiling, which would ease the tight supply of Treasury bills and may raise money-market yields a small amount.

Shifts and developments can occur quickly in a recovering economy. We encourage you to visit www.calvert.com for the latest Fund updates, as well as news and commentary on market events.

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income Calvert Investment Management, Inc.

July 2011

1. According to the Commerce Department and the Wall Street Journal Survey of Professional Forecasters as of early July, GDP growth for the first half of 2011 was estimated at 2.1% versus 2.7% for the first half of 2010.

2. According to the Bureau of Labor Statistics, as of May the year-over-year core CPI inflation rate was 1.5% and headline inflation was 3.6%.

3. For example, over the six-month reporting period, municipal bonds returned 4.42% and high-yield bonds returned 4.97% according to indices published by Barclays Plc.

4. Source for all interest rates: Federal Reserve

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SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	1/1/11	6/30/11	1/1/11 - 6/30/11

Actual	$1,000.00	$1,023.40	$4.10

Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.75	$4.09

* Expenses are equal to the Fund’s annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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STATEMENT OF NET ASSETS
JUNE 30, 2011

	PRINCIPAL
ASSET-BACKED SECURITIES - 5.3%	AMOUNT	VALUE
AmeriCredit Automobile Receivables Trust, 0.24%, 12/6/13 (r)	$288,770	$288,052
Captec Franchise Trust, 8.155%, 6/15/13 (e)	108,997	110,942
Centex Home Equity, 7.36%, 7/25/32 (r)	40,179	4,021
DT Auto Owner Trust:
2.36%, 4/15/13 (e)	140,000	140,395
0.96%, 1/15/14 (e)	232,778	232,765
Enterprise Mortgage Acceptance Co. LLC, 7.474%, 1/15/27 (e)(r)	320,611	190,763
Fifth Third Auto Trust, 4.81%, 1/15/13	187,192	189,590
Ford Credit Auto Owner Trust, 4.28%, 5/15/12	916	918
Nissan Auto Lease Trust, 2.07%, 1/15/15	510,910	511,917
Santander Drive Auto Receivables Trust:
1.36%, 3/15/13	121,079	121,328
1.01%, 7/15/13 (e)	600,000	600,658

Total Asset-Backed Securities (Cost $2,413,662)		2,391,349

COLLATERALIZED MORTGAGE-BACKED
OBLIGATIONS (PRIVATELY ORIGINATED) - 3.0%
Banc of America Mortgage Securities, Inc., 3.459%, 7/20/32 (r)	33,335	31,433
Countrywide Home Loan Mortgage Pass Through Trust, 0.526%, 6/25/35 (e)(r)	160,031	117,515
Impac CMB Trust:
0.806%, 4/25/35 (r)	85,540	49,015
0.506%, 8/25/35 (r)	67,109	49,317
Salomon Brothers Mortgage Securities VII, Inc., 3.217%, 9/25/33 (r)	67,074	8,318
Structured Asset Securities Corp., 5.50%, 6/25/35	1,250,000	761,115
WaMu Mortgage Pass Through Certificates, 2.724%, 10/25/35 (r)	400,000	333,358

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $1,234,717)		1,350,071

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Bank of America-First Union NB Commercial Mortgage, 5.464%, 4/11/37	35,230	35,212
Bear Stearns Commercial Mortgage Securities, 5.61%, 11/15/33	47,659	47,625
Credit Suisse First Boston Mortgage Securities Corp., 6.387%, 8/15/36	190,406	191,368
GMAC Commercial Mortgage Securities, Inc., 6.278%, 11/15/39	70,943	71,428
JP Morgan Chase Commercial Mortgage Securities Corp., 6.429%, 4/15/35	13,425	13,412
LB-UBS Commercial Mortgage Trust, 4.51%, 12/15/29	324,670	326,047
Wachovia Bank Commercial Mortgage Trust, 5.23%, 7/15/41 (r)	49,369	49,708

Total Commercial Mortgage-Backed Securities (Cost $747,599)		734,800

CORPORATE BONDS - 50.8%
Alcoa, Inc., 6.15%, 8/15/20	200,000	211,136
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	-
Ally Financial, Inc., 6.875%, 9/15/11	300,000	301,125
American Airlines Pass Through Trust, 7.858%, 4/1/13	400,000	405,000
American National Red Cross, 5.422%, 11/15/13	335,000	338,531

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	PRINCIPAL
CORPORATE BONDS - Cont’d	AMOUNT	VALUE
Anheuser-Busch InBev Worldwide, Inc., 0.977%, 3/26/13 (r)	$200,000	$201,827
APL Ltd., 8.00%, 1/15/24 (b)	400,000	343,364
ArcelorMittal, 5.50%, 3/1/21	200,000	199,865
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	544,058
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (e)	200,000	189,363
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	-
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (e)	248,082	233,536
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	250,000	259,375
Calpine Corp. Escrow (b)*	125,000	-
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	450,000	491,517
Citibank, 0.285%, 7/12/11 (r)	300,000	299,999
Citigroup, Inc., 2.125%, 4/30/12	1,000,000	1,015,197
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	250,000	248,322
CNOOC Finance 2011 Ltd., 4.25%, 1/26/21 (e)	250,000	248,125
CNPC HK Overseas Capital Ltd., 3.125%, 4/28/16 (e)	250,000	248,298
Comcast Corp., 6.55%, 7/1/39	400,000	429,673
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	400,000	404,000
CVS Pass-Through Trust:
6.036%, 12/10/28	177,322	188,194
7.507%, 1/10/32 (e)	487,148	577,203
Deutsche Bank Capital Trust, 4.901%, 12/29/49 (b)(r)	200,000	176,000
Developers Diversified Realty Corp., 4.75%, 4/15/18	300,000	295,125
Discover Bank, 8.70%, 11/18/19	300,000	361,237
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	300,000	298,639
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	800,000	833,679
Fifth Third Bank, 0.371%, 5/17/13 (r)	400,000	393,361
Fleet Capital Trust V, 1.247%, 12/18/28 (r)	300,000	235,230
FUEL Trust, 4.207%, 4/15/16 (e)	200,000	199,479
General Electric Capital Corp., 2.95%, 5/9/16	250,000	250,931
General Motors Corp. Escrow*	500,000	12,500
General Motors Corp. Escrow*	200,000	5,000
Glitnir Banki HF:
2.95%, 10/15/08 (b)(y)*	400,000	116,000
3.046%, 4/20/10 (e)(r)(y)*	600,000	166,500
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)(y)*	100,000	10
Greif, Inc., 6.75%, 2/1/17	200,000	209,000
HCP, Inc., 5.95%, 9/15/11	250,000	252,548
Hertz Corp., 6.75%, 4/15/19 (e)	250,000	245,000
International Lease Finance Corp., 7.125%, 9/1/18 (e)	400,000	426,000
Irwin Land LLC, 5.03%, 12/15/25 (e)	150,000	151,024
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	27,324	150
Jones Group, Inc., 6.875%, 3/15/19	200,000	192,750
JPMorgan Chase Capital XXIII, 1.261%, 5/15/77 (r)	100,000	78,403
Kern River Funding Corp., 6.676%, 7/31/16 (e)	36,922	42,244
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (e)	300,000	312,000
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	300,000	294,000
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	200,000	156,294
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	315
8.30%, 12/1/37 (e)(m)*	100,000	750
Masco Corp., 7.125%, 3/15/20	450,000	462,937

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	PRINCIPAL
Corporate Bonds - Cont’d	AMOUNT	VALUE
Massachusetts Institute of Technology, 7.25%, 11/2/96	$150,000	$185,005
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	262,551
Mega Advance Investments Ltd., 6.375%, 5/12/41 (e)	300,000	289,216
Morgan Stanley, 6.25%, 8/28/17	300,000	325,372
National Fuel Gas Co., 6.50%, 4/15/18	100,000	111,448
Nationwide Health Properties, Inc., 6.59%, 7/7/38	70,000	75,250
Nova Chemicals Corp., 6.50%, 1/15/12	200,000	203,750
Odebrecht Finance Ltd., 6.00%, 4/5/23 (e)	250,000	247,834
Ohana Military Communities LLC, 5.675%, 10/1/26 (e)	600,000	617,100
OPTI Canada, Inc., 9.75%, 8/15/13 (e)	200,000	198,000
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(w)*	250,000	-
Overseas Shipholding Group, Inc., 8.125%, 3/30/18	100,000	98,000
Pacific Pilot Funding Ltd., 1.024%, 10/20/16 (e)(r)	83,093	76,744
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	264,375
PPF Funding, Inc., 5.50%, 1/15/14 (e)	150,000	161,154
Quadra FNX Mining Ltd., 7.75%, 6/15/19 (e)	250,000	246,843
Ryder System, Inc., 3.50%, 6/1/17	250,000	251,231
SABMiller plc, 6.50%, 7/15/18 (e)	200,000	231,697
Senior Housing Properties Trust, 8.625%, 1/15/12	200,000	207,000
Skyway Concession Co. LLC, 0.526%, 6/30/17 (b)(e)(r)	150,000	136,713
Southern Co., 0.674%, 10/21/11 (r)	400,000	400,420
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	200,000	203,250
SSIF Nevada LP, 0.981%, 4/14/14 (e)(r)	200,000	200,279
SunTrust Bank, 0.548%, 8/24/15 (r)	500,000	472,652
Telecom Italia Capital SA, 6.20%, 7/18/11	400,000	400,708
Telefonica Emisiones SAU, 5.134%, 4/27/20	300,000	299,470
TIERS Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	220
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	104,540
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (e)	975,000	144,071
2/15/43 (b)(e)	2,500,000	687,650
2/15/45 (b)(e)	6,590,888	1,046,567
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	400,000	413,362
Volkswagen International Finance NV, 0.917%, 4/1/14 (e)(r)	300,000	299,407
Wachovia Capital Trust III, 5.57%, 3/29/49 (r)	300,000	275,250
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	382,777	348,346

Total Corporate Bonds (Cost $24,307,640)		23,030,289

FLOATING RATE LOANS(d)- 1.0%
Clear Channel Communications, Inc. Term Loan Tranche B, 3.8356%, 1/28/16 (r)	289,208	243,657
Ford Motor Co., Term Loan Tranche B1, 2.94%, 12/15/13 (r)	218,229	217,942

Total Floating Rate Loans (Cost $487,387)		461,599

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	PRINCIPAL
MUNICIPAL OBLIGATIONS - 15.9%	AMOUNT	VALUE
Adams-Friendship Area Wisconsin School District GO Bonds, 5.21%, 3/1/13	$140,000	$149,069
Aspen Colorado Public Facilities Authorities COPs, 5.30%, 9/1/11	135,000	135,959
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	255,000	255,260
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	66,217
12/1/26	180,000	60,325
6/15/27	180,000	57,681
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	102,306
8/15/20	365,000	200,911
Linden New Jersey GO Bonds, 5.63%, 4/1/21	285,000	274,483
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	230,018
New Jersey State Economic Development Authority State Pension Funding Revenue
Bonds, Zero Coupon, 2/15/21	360,000	206,071
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	145,288
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	182,142
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	558,419
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	179,089
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	352,530
Oregon State School Boards Association GO Bonds, Zero Coupon, 6/30/16	275,000	227,037
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	85,000	95,668
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	221,076
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	82,042
8/1/23	185,000	79,123
8/1/24	200,000	77,374
8/1/25	215,000	75,241
8/1/26	230,000	72,995
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	406,860
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	192,570
8/1/15	251,000	205,230
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	155,738
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	164,768
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	455,000	476,722
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	95,000	99,905
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	170,000	189,917
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	218,280
Wells Fargo Bank NA Custodial Receipts Revenue Bonds, 6.584%, 9/1/27 (e)	250,000	254,310
West Covina California Public Financing Authority Lease Revenue Bonds:
5.41%, 6/1/12	80,000	81,602
6.05%, 6/1/26	750,000	667,972

Total Municipal Obligations (Cost $7,355,777)		7,200,198

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 5.2%
AgFirst FCB:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	350,000	355,250
6.585% to 6/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	259,000
7.30%, 10/14/49 (e)	200,000	194,000
New Valley Generation I, 7.299%, 3/15/19	311,460	368,121
New Valley Generation V, 4.929%, 1/15/21	200,571	222,811

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	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - Cont’d	AMOUNT	VALUE
Premier Aircraft Leasing EXIM 1 Ltd.:
3.576%, 2/6/22	$273,987	$279,423
3.547%, 4/10/22	462,811	470,868
Vessel Management Services, Inc., 5.85%, 5/1/27	182,000	201,962

Total U.S. Government Agencies and Instrumentalities (Cost $2,308,816)		2,351,435

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Government National Mortgage Association, 5.50%, 1/16/32	202,371	13,846

Total U.S. Government Agency Mortgage-Backed Securities (Cost $25,818)		13,846

U.S. TREASURY - 6.4%
United States Treasury Bonds:
3.875%, 8/15/40	1,175,000	1,075,860
4.25%, 11/15/40	900,000	879,750
4.75%, 2/15/41	25,000	26,570
4.375%, 5/15/41	345,000	344,461
United States Treasury Notes, 3.125%, 5/15/21	544,000	542,470

Total U.S. Treasury (Cost $2,873,382)		2,869,111

TIME DEPOSIT - 8.9%
State Street Time Deposit, 0.098%, 7/1/11	4,042,663	4,042,663

Total Time Deposit (Cost $4,042,663)		4,042,663

EQUITY SECURITIES - 1.2%	SHARES
Avado Brands, Inc. (b)*	1,601	16
First Republic Preferred Capital Corp., Preferred (b)(e)*	300	306,300
General Motors Co.:
Warrants (strike price $10.00/share, expires 7/10/16)*	2,464	52,730
Warrants (strike price $18.33/share, expires 7/10/19)*	2,464	39,251
Intermet Corp. (b)*	1,573	16
Woodbourne Capital:
Trust I, Preferred (b)(e)	50,000	35,000
Trust II, Preferred (b)(e)	50,000	35,000
Trust III, Preferred (b)(e)	50,000	35,000
Trust IV, Preferred (b)(e)	50,000	35,000

Total Equity Securities (Cost $605,001)		538,313

TOTAL INVESTMENTS (Cost $46,402,462) - 99.3%		44,983,674
Other assets and liabilities, net - 0.7%		333,759
net assets - 100%		$45,317,433

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NET ASSETS CONSIST OF:
Paid-in capital applicable to 2,798,803 shares of common stock outstanding;
$0.01 par value, 3,000,000,000 shares authorized				51,957,127
Undistributed net investment income				1,211,095
Accumulated net realized gain (loss) on investments				(6,398,122)
Net unrealized appreciation (depreciation) on investments				(1,452,667)

NET ASSETS				45,317,433

NET ASSET VALUE PER SHARE				16.19

			UNDERLYING	UNREALIZED
	NUMBER OF	EXPIRATION	FACE AMOUNT	APPRECIATION
Futures	CONTRACTS	DATE	AT VALUE	(DEPRECIATION)
Purchased:
10 Year U.S. Treasury Notes	12	9/11	$1,467,938	$7,861

Sold:
2 Year U.S. Treasury Notes	131	9/11	$28,734,031	($42,517)
5 Year U.S. Treasury Notes	25	9/11	2,979,883	777
Total Sold				($41,740)

See notes to financial statements.

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(b)	This security was valued by the Board of Directors. See Note A.
(d)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepay- mentsby the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.
(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.
(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(w)	Security is in default and is no longer accruing interest.
(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(y)	The government of Iceland took control of Glitnir Banki HF (the “Bank”) on October 8, 2008. The government has prohibited the Bank from paying any claims owed to foreign entities. These securities are no longer accruing interest.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
FCB: Farm Credit Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation

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STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2011

Net Investment InCome
Investment Income:
Interest income	$1,139,914
Dividend income	18,735
Total investment income	1,158,649

Expenses:
Investment advisory fee	98,471
Transfer agent fees and expenses	20,458
Directors’ fees and expenses	1,777
Administrative fees	73,853
Accounting fees	3,973
Custodian fees	18,846
Reports to shareholders	10,132
Professional fees	11,141
Miscellaneous	1,409
Total expenses	240,060
Reimbursement from Advisor	(38,974)
Fees paid indirectly	(136)
Net expenses	200,950

net Investment InCome	957,699

realIzed and unrealIzed gaIn (loss)
Net realized gain (loss) on:
Investments	1,072,027
Futures	(131,060)
940,967

Change in unrealized appreciation (depreciation) on:
Investments	(665,138)
Futures	(76,845)
(741,983)

net realIzed and unrealIzed
gaIn (loss)	198,984

InCrease (deCrease) In net assets
resultIng From operatIons	$1,156,683

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30,	December 31,
InCrease (deCrease) In net assets	2011	2010
Operations:
Net investment income	$ 957,699	$2,369,586
Net realized gain (loss) on investments	940,967	(170,400)
Change in unrealized appreciation (depreciation)	(741,983)	2,213,566

InCrease (deCrease) In net assets
resultIng From operatIons	1,156,683	4,412,752

Distributions to shareholders from:
Net investment income	—	(2,357,002)
Total distributions	—	(2,357,002)

Capital share transactions:
Shares sold	1,193,318	3,773,446
Reinvestment of distributions	—	2,357,006
Shares redeemed	(10,782,876)	(15,352,274)
Total capital share transactions	(9,589,558)	(9,221,822)

total InCrease (deCrease) In net assets	(8,432,875)	(7,166,072)

net assets
Beginning of period	53,750,308	60,916,380
End of period (including undistributed net investment
income of $1,211,095 and $253,396, respectively)	$ 45,317,433	$53,750,308

CapItal share aCtIvIty
Shares sold	73,982	235,954
Reinvestment of distributions	—	149,367
Shares redeemed	(672,540)	(957,712)
Total capital share activity	(598,558)	(572,391)

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert VP Income Portfolio (the “Portfolio”), a series of Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of seven separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2011, securities valued at $3,057,536 or 6.7% of net assets were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of

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bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2011:

	VALUATION INPUTS
INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3		Total
Asset-backed securities	-	$2,391,349	-		$2,391,349
Collateralized mortgage-backed obligations	-	1,350,071	-		1,350,071
Commercial mortgage-backed securities	-	734,800	-		734,800
Corporate debt	-	23,029,919	$370		23,030,289
Municipal obligations	-	7,200,198	-		7,200,198
U.S. government obligations	-	5,234,392	-		5,234,392
Other debt obligations	-	4,504,262	-		4,504,262
Equity securities	$91,981	446,300	32		538,313
TOTAL	$91,981	$44,891,291	$402	**	$44,983,674

Other financial instruments*	($33,879)	-	-		($33,879)

*        Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

**     Level 3 securities represent 0.001% of net assets.

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Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of interest rates. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio. During the period, the Portfolio used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Portfolio.

Loan Participations and Assignments: The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off

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interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes on page 10.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Portfolio earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as income in the accompanying financial statements.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. These credits are used to reduce the Portfolio’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements. A Portfolio’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers. For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used. In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement. ASU No. 2011-04 is effective for financial statements issued

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for fiscal years and interim periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Portfolio’s financial statements and related disclosures.

NOTE B — RELATED PARTY TRANSACTIONS

Calvert Investment Management, Inc. (the “Advisor”) (formerly known as Calvert Asset Management Company, Inc.) is wholly-owned by Calvert Investments, Inc. (“Calvert”) (formerly known as Calvert Group, Ltd.), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40% of the Portfolio’s average daily net assets. Under the terms of the agreement, $15,131 was payable at period end. In addition, $3,087 was payable at period end for operating expenses paid by the Advisor during June 2011.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2012. The contractual expense cap is .83% (.81% prior to May 1, 2011). For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor’s obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Investment Administrative Services, Inc. (“CIAS”) (formerly known as Calvert Administrative Services Company), an affiliate of the Advisor, provides administrative services to the Portfolio. For its services, CIAS receives an annual fee, payable monthly, of .30% based on the Portfolio’s average daily net assets. Under the terms of the agreement, $11,349 was payable at period end.

Calvert Investment Services, Inc. (“CIS”) (formerly known as Calvert Shareholder Services, Inc.), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CIS received a fee of $2,887 for the six months ended June 30, 2011. Under the terms of the agreement, $437 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000. Committee chairs receive an additional $5,000 annual retainer. Director’s fees are allocated to each of the portfolios served.

NOTE C — INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. government and short-term securities, were $19,564,792 and $25,081,652, respectively. U.S. government security purchases and sales were $17,593,944 and $22,294,092, respectively.

Capital Loss CarryForwards

ExpiratIon Date
31-Dec-11	($75,650)
31-Dec-13	(241,081)
31-Dec-15	(3,710,246)
31-Dec-16	(1,237,349)
31-Dec-17	(1,654,294)
31-Dec-18	(175,128)

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The Portfolio’s use of capital loss carryforwards acquired from Pinnacle Bond Portfolio of Summit Mutual Funds, Inc. may be limited under certain tax provisions. Capital losses may be used to offset future taxable capital gains until expiration. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused. Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2011, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:

Unrealized appreciation	$1,581,011
Unrealized (depreciation)	(3,199,646)
Net unrealized appreciation/(depreciation)	($1,618,635)

Federal income tax cost of investments	$46,602,309

The Portfolio may sell or purchase securities to and from other funds managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interpor-toflio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2011, such sales transactions were $828,242. The Portfolio realized a gain of $153,116 on the sales transactions.

NOTE D — LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds and State Street Corporation (“SSC”). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .125% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2011. For the six months ended June 30, 2011, borrowing information by the Portfolio under the Agreement was as follows:

	WEIGHTED		MONTH OF
AVERAGE	AVERAGE	MAXIMUM	MAXIMUM
DAILY	INTEREST	AMOUNT	AMOUNT
BALANCE	RATE	BORROWED	BORROWED
$91,933	1.44%	$5,094,605	April 2011

NOTE E — SUBSEQUENT EVENTS

In preparing the financial statements as of June 30, 2011, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

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FINANCIAL HIGHLIGHTS

	Periods ended
	June 30,		December 31,	December 31,
	2011		2010	2009
Net asset value, beginning	$15.82		$15.35	$13.40
Income from investment operations:
Net investment income	.36		.74	.86
Net realized and unrealized gain (loss)	.01		.46	1.93
Total from investment operations	.37		1.20	2.79
Distributions from:
Net investment income	—		(.73)	(.84)
Total distributions	—		(.73)	(.84)
Total increase (decrease) in net asset value	.37		.47	1.95
Net asset value, ending	$16.19		$15.82	$15.35

Total return*	2.34%		7.80%	20.86%
Ratios to average net assets: A
Net investment income	3.89	% (a)	4.10%	4.56%
Total expenses	.98	% (a)	.92%	.94%
Expenses before offsets	.82	% (a)	.81%	.81%
Net expenses	.82	% (a)	.81%	.81%
Portfolio turnover	84%		172%	268%
Net assets, ending (in thousands)	$45,317		$53,750	$60,916

	Years Ended
	December 31,		December 31	December 31
	2008		2007	2006
Net asset value, beginning	$16.02		$16.02	$15.95
Income from investment operations:
Net investment income	.71		.73	.68
Net realized and unrealized gain (loss)	(2.57)		.06	.12
Total from investment operations	(1.86)		.79	.80
Distributions from:
Net investment income	(.76)		(.73)	(.67)
Net realized gain	—		(.06)	(.06)
Total distributions	(.76)		(.79)	(.73)
Total increase (decrease) in net asset value	(2.62)		—	.07
Net asset value, ending	$13.40		$16.02	$16.02

Total return*	(11.59%)		4.94%	4.99%
Ratios to average net assets: A
Net investment income	5.49%		4.93%	4.74%
Total expenses	.88%		.87%	.90%
Expenses before offsets	.88%		.87%	.90%
Net expenses	.86%		.84%	.87%
Portfolio turnover	279%		317%	280%
Net assets, ending (in thousands)	$80,710		$78,882	$63,692

See notes to financial highlights.

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A	Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.
*	Total return is not annualized for periods less than one year.
(a)	Annualized.

See notes to financial statements.

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EXPLANATION OF FINANCIAL TABLES

SCHEDULE OF INVESTMENTS

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

STATEMENT OF ASSETS AND LIABILITIES

The Statement of Assets and Liabilities is often referred to as the fund’s balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund’s assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund’s liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund’s net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

STATEMENT OF NET ASSETS

The Statement of Net Assets provides a detailed list of the fund’s holdings, including each security’s market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund’s net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund’s net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

STATEMENT OF OPERATIONS

The Statement of Operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund’s expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

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STATEMENT OF CHANGES IN NET ASSETS

The Statement of Changes in Net Assets shows how the fund’s total net assets changed during the two most recent reporting periods. Changes in the fund’s net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

FINANCIAL HIGHLIGHTS

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund’s net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund’s performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund’s cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund’s investment portfolio – how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund’s investments and the investment style of the portfolio manager.

PROXY VOTING

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund, by visiting the Calvert website at www.calvert.com or visiting the SEC’s website at www.sec.gov.

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AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Calvert Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call Calvert at 800/368-2745.

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Item 2.  Code of Ethics.

               Not Applicable

Item 3.  Audit Committee Financial Expert.

               Not Applicable

Item 4.  Principal Accountant Fees and Services.

               Not Applicable

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)    This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

            There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11.  Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)       Not Applicable

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3)   Not applicable.

(b)        A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.  The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:       /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Chairman -- Principal Executive Officer

Date:    August 30, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/  Barbara J. Krumsiek

            Barbara J. Krumsiek

            Chairman -- Principal Executive Officer

Date:    August 30, 2011

            /s/  Ronald M. Wolfsheimer

            Ronald M. Wolfsheimer

            Treasurer -- Principal Financial Officer

Date:    August 30, 2011